AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 25, 2003

1933 ACT REGISTRATION NO. 33-13019
                                              1940 ACT REGISTRATION NO. 811-5083

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
              SECURITIES ACT OF 1933, AS AMENDED (THE "1933 ACT")
                         POST-EFFECTIVE AMENDMENT NO. 24

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 25

                       VAN ECK WORLDWIDE INSURANCE TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                    99 PARK AVENUE, NEW YORK, NEW YORK 10016
             (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES AND ZIP CODE)

                                  212-687-5200
              (REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE)

              THOMAS ELWOOD, ESQ. - VAN ECK ASSOCIATES CORPORATION
                    99 PARK AVENUE, NEW YORK, NEW YORK 10016
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
               COPY TO: PHILIP NEWMAN, ESQ., GOODWIN, PROCTER LLP

                  EXCHANGE PLACE, BOSTON, MASSACHUSETTS 02109

--------------------------------------------------------------------------------
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[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
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--------------------------------------------------------------------------------
Title of securities being registered: Worldwide Hard Assets Fund, Class S

YOUR INVESTMENT DEALER IS:


Shares of the Fund are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity policies. This Prospectus sets forth concisely information about the Trust and Fund that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to the Fund. In particular, the Fund may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Fund.


[Van Eck Global Logo]

Van Eck Worldwide Insurance Trust
99 Park Avenue, New York, NY 10016

                                         [Logo]

www.vaneck.com


                                                                  Van Eck Global

                                                       Worldwide Insurance Trust

                                                                      PROSPECTUS
                                                                 October 1, 2003

                                   discipline


                                                      WORLDWIDE HARD ASSETS FUND
                                                                         CLASS S


allocation


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED EITHER BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR BY ANY STATE SECURITIES COMMISSION. NEITHER THE SEC NOR ANY STATE COMMISSION HAS ENDORSED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY CLAIM TO THE CONTRARY IS AGAINST THE LAW.


                                                   GLOBAL INVESTMENTS SINCE 1955

TABLE OF CONTENTS


I.  THE FUND

INCLUDES A PROFILE OF THE FUND; ITS INVESTMENT STYLE AND PRINCIPAL RISKS; HISTORICAL PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; AND EXPENSES.


II.   ADDITIONAL INVESTMENT STRATEGIES                           15

OTHER INVESTMENTS, INVESTMENT POLICIES, INVESTMENT TECHNIQUES AND RISKS.


III.  HOW THE FUND IS MANAGED                                    24

MANAGEMENT OF THE FUND, FUND EXPENSES, TAXES, AND
SHAREHOLDER INQUIRIES.


IV.   FINANCIAL HIGHLIGHTS                                       27

THE FINANCIAL HIGHLIGHTS TABLES WILL HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE PAST FIVE YEARS.

I. THE FUND


INCLUDES A PROFILE OF THE FUND; ITS INVESTMENT STYLE AND PRINCIPAL RISKS; HISTORICAL PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; AND EXPENSES.


WORLDWIDE HARD ASSETS FUND PROFILE


OBJECTIVE

The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund will invest at least 80% of its assets in "hard asset" securities. This policy is not a fundamental policy and may be changed by the vote of a majority of the Board of Trustees and without a shareholder vote. However, the Fund will provide shareholders with 60 days' notice before changing its 80% policy.

Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of:

1. Precious metals
2. Natural resources
3. Real estate
4. Commodities

In addition, hard asset securities shall include any derivative securities the present value of which are based upon hard asset securities and/or hard asset commodities.

Under normal conditions, the Fund will invest at least 5% of its assets in the "hard asset" sectors listed above and the Fund may concentrate as much as 50% of its assets in a single "hard asset" sector.

Under normal circumstances, the Fund will invest in at least three countries including the United States. However, there is no limit on the amount the Fund may invest in any one country, developed or underdeveloped.

Hard asset securities can produce long-term capital appreciation and help protect capital against inflation during cyclical economic expansions. Hard asset security values may move independently of industrial shares, so a hard asset portfolio can offset the fluctuations--and perhaps increase the return --of an industrial equity portfolio.

                                                                        THE FUND


Worldwide Hard Assets Fund invests in a number of securities, and utilizes a number of techniques, that are covered in detail in Section II "Additional Investment Strategies."

The Fund may invest in common stocks; preferred stocks (either convertible or non-convertible); debt securities; asset loaded securities; rights; warrants; derivatives, directly and indirectly in commodities; direct equity interests in trusts; partnerships, joint ventures and other unincorporated entities or enterprises; convertible debt instruments and special classes of shares that are restricted to nationals or residents of a given country. Direct investments are generally considered illiquid and will be included with other illiquid investments. This total will be subject to the Fund's limits on illiquid investing.

The Fund may invest up to 10% of its assets in precious metals, either bullion or coins.

PRINCIPAL RISKS

An investment in the Fund may involve greater risk than an investment in other funds. Hard asset prices may move independently of the trends of industrial companies. The securities of companies in which the Fund invests can experience price volatility. Inflation can drive down stock prices, and stock prices can influence hard assets; so inflation may also make hard asset security prices go down. An investment in the Fund should be considered part of an overall investing program, not a complete investment in itself. The Fund is subject to variations in the value of real estate, enhanced volatility due to its non-diversification, variations in the values of precious metals, foreign securities, emerging markets, junk bonds, CMOs, exaggeration of price movements due to leverage, interest rate changes and credit risk of its counterparties. The Fund may borrow up to 30% of its net assets to buy more securities. An investment in the Fund involves the risk of losing money.

FUND PERFORMANCE



The Fund offers two classes of shares: shares which have been continuously offered since inception of the Fund (the "Initial Class"); and Class S shares which have been offered since October 1, 2003. Historical data presented is for the Initial Class only. Class S shares are offered in this Prospectus.

These charts show the historical annual total return of the Initial Class of Van Eck Worldwide Hard Assets Fund. This information provides an indication of the risks of investing in the Fund by showing the fluctuation in Fund returns year over year. This chart describes past performance only, and should not be understood as a prediction for future results. These returns do not reflect distribution and servicing fees paid by the Class S shares and charges at the separate account level and if those fees and charges were reflected, the returns would be lower.

During the period covered, the Fund's highest performing quarter (ended 12/31/93) was 23.52%. The lowest performing quarter (ended 9/30/98) was -19.05%. Performance of the Fund for the period 1/1-6/30/03 was ____%.


           [Table below represents a bar graph in the printed piece.]

WORLDWIDE HARD ASSETS FUND
INITIAL CLASS
ANNUAL TOTAL RETURNS (%)
As of December 31,

         64.83  -4.78  10.99  18.04  -1.67  -30.93  21.00  11.41 -10.45  -2.85
 70%
  0%
-70%
          '93    '94    '95    '96    '97     '98    '99   `00     `01    `02


This chart shows how the average annual return of the Fund's Initial Class compares to a broad based index. Fund and Index performance are shown with dividends reinvested. Past performance does not guarantee or predict future results.

WORLDWIDE HARD ASSETS FUND
1-YEAR, 5-YEAR AND 10-YEAR PERFORMANCE
PLUS A COMPARISON TO THE S&P 500 INDEX*
As of December 31, 2002

                                    1 YEAR         5 YEAR         10 YEAR


  Initial Class                      -2.85%        -4.13%          5.06%
  Standard & Poor's 500 Index       -22.09%        -0.58%          9.34%


* This chart shows the performance of the Initial Class Shares of the Fund, which are not offered in this Prospectus but which would have substantially similar annual returns as the Class S shares because the Initial Class and Class S shares are invested in the same portfolio of securities. Annual returns for the Class S and Initial Class shares will differ to the extent the classes have different expenses. Class S shares will incur Rule 12b-1 distribution and servicing fees that are not charged to the Initial Class.

** The Standard & Poor's 500 Index consists of 500 widely held common stocks, covering four broad sectors (industrials, utilities, financial and transportation). It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value. Construction of the S&P 500 Index proceeds from industry group to the whole. Since some industries are characterized by companies of relatively small stock capitalization, the Index is not comprised of the 500 largest companies on the New York Stock Exchange. This Index, calculated by Standard & Poor's, is a total return index with dividends reinvested.


   The Standard & Poor's 500 Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of the transaction costs, advisory fees or expenses that are associated with an investment in the Fund. The Index's performance is not illustrative of the Fund's performance. Indices are not securities in which investments can be made.

                                                                        THE FUND


WORLDWIDE HARD ASSETS FUND EXPENSES


This table shows certain expenses you will incur as a Fund investor, either directly or indirectly. The Adviser may sometimes waive fees and/or reimburse certain expenses of the Fund.


WORLDWIDE HARD ASSETS FUND (CLASS S)
SHAREHOLDER TRANSACTION EXPENSES


                                                                Service
                                                                 Class
ANNUAL FUND OPERATING EXPENSES (% OF NET ASSETS)
Management/Administration Fees                                   1.00%
Distribution (12b-1) fees**                                       .25%
Other Expenses                                                    .23%

TOTAL FUND OPERATING EXPENSES*                                   1.48%


*   Expense excluding interest expense: 1.45%.
** The distribution (12b-1) fee is an ongoing fee charged against the assets of the portfolio.
*** Class S shares were not offered by the Fund in 2002. Other Expenses are based upon expenses for the current fiscal year.



The adjacent table shows the expenses you would pay on a hypothetical $10,000 investment. The example presumes an average annual return of 5% with redemption at the end of each time period. This illustration is hypothetical. In a real investment, your actual expenses may be higher or lower than those shown.


EXPENSE EXAMPLE
WHAT A $10,000 INVESTMENT WOULD ACTUALLY COST



Class S
--------------------------------------------------------------------------------

   1 year                                                         $  151

   3 years                                                        $  468

   5 years                                                        $  808

   10 years                                                       $1,768

                                                   INVESTMENT POLICIES AND RISKS


II. ADDITIONAL INVESTMENT STRATEGIES


OTHER INVESTMENTS, INVESTMENT POLICIES, INVESTMENT
TECHNIQUES AND RISKS.


MARKET RISK

An investment in the Fund involves "market risk"--the risk that securities prices may go up or down.


OTHER INVESTMENT TECHNIQUES AND RISKS


ASSET-BACKED SECURITIES

DEFINITION             Represent pools of consumer loans unrelated to mortgages.

RISK Principal and interest payments depend on payment of the underlying loans, though issuers may support creditworthiness via letters of credit or other instruments.

BORROWING AND LEVERAGE

DEFINITION             Borrowing to invest more is called "leverage." The Fund
                       may borrow up to 30% of its net assets to buy more securities. The Fund must maintain assets equal to 300% of its borrowings, and must sell securities to maintain that margin, even if the sale hurts the Fund's investment positions.

RISK Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money. Borrowing also costs money, including fees and interest. The Fund expects to borrow only via negotiated loan agreements with commercial banks or other institutional lenders.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs)

DEFINITION        Asset-backed securities backed by pools of mortgages. CMOs are fixed-income securities, rated by agencies like other fixed-income securities. The Fund invests in CMOs rated A or better by S&P and Moody's. CMOs "pass through" payments made by individual mortgage holders.

RISK              Mortgage holders often refinance when interest rates fall;
                  reinvestment of prepayments at lower rates can reduce the yield of the CMO. Issuers of CMOs may support interest and principal payments with insurance or guarantees. The Fund may buy uninsured or non-guaranteed CMOs equal in creditworthiness to insured or guaranteed CMOs.


DEBT SECURITIES

DEFINITION        Debt securities are usually thought of as bonds, but debt may be issued in other forms of debentures or obligations. When an issuer sells debt securities, it sells them for a certain price, and for a certain term. Over the term of the security, the issuer promises to pay the buyer a certain rate of interest, then to repay the principal at maturity. Debt securities are also bought and sold in the "secondary market"
                  -- that is, they are traded by people other than their original issuers.

RISK The market value of debt securities tends to go up when interest rates fall, and go down when the rates rise. Debt securities come in different qualities, as established by ratings agencies such as S&P or Moody's. Any debt security may default (fail to pay interest) or fail (fail to repay principal at maturity). Low-quality issues are considered more likely to default or fail than high-quality issues. Some debt securities are unrated. Their likely performance has to be evaluated by a Fund Adviser.

                                                   INVESTMENT POLICIES AND RISKS


DEFENSIVE INVESTING

DEFINITION        A deliberate, temporary shift in portfolio strategy which may be undertaken when markets start behaving in volatile or unusual ways. A Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of U.S. or foreign governments, certificates of deposit, bankers' acceptances, high grade commercial paper, and repurchase agreements. At such times, a Fund may have all of its assets invested in a single country or currency.

RISK Opportunity cost-- i.e., when the Fund has invested defensively in low risk, low return securities; it may not achieve its investment objectives.

DERIVATIVES

DEFINITION        A derivative is a security that derives its present value from the current value of another security. It can also derive its value from a commodity, a currency, or a securities index. The
                  Fund uses derivatives, either on its own, or in combination with other derivatives, to offset other investments with the aim of reducing risk--called "hedging." The Fund also invests in derivatives for its investment value.

                  Kinds of derivatives include (but are not limited to): forward contracts, futures contracts, options and swaps. The Fund will not commit more than 5% of its assets to initial margin deposits on futures contracts and premiums on options for futures contracts (leverage). Hedging, as defined by the Commodity Exchange Act, is excluded from this 5% limit.

RISK Derivatives bear special risks by their very nature. First, the Fund Advisers must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. Then price swings of an underlying security tend to be magnified in the price swing of its derivative. If a Fund invests in a derivative with "leverage" (by borrowing), an unanticipated price move might result in the Fund losing more than its original investment.

                  For a complete discussion of the kinds of derivatives the Fund uses, and of its risks, please see the Statement of Additional Information ("SAI").

FUND POLICIES:
BASIC RISK MANAGEMENT RULES

1. ILLIQUID SECURITIES RULES: It is a non-fundamental policy (it may be changed by the Board of Trustees) of the Fund to invest in illiquid securities to the extent permitted by the SEC. This limit is currently 15% of assets.


DIRECT INVESTMENTS


DEFINITION        Investments made directly with an enterprise via a shareholder or similar agreements--not via publicly traded shares or interests. Direct investments may involve high risk of substantial loss. Such positions may

RISK A direct investment price as stated for valuation may not be the price the Fund could actually get if it had to sell. Private issuers do not have to follow all the rules of public issuers. The Board of Trustees considers direct investments illiquid, and will aggregate direct investments with other illiquid investments under the illiquid investing limits of each Fund.

                  The Fund does not intend to invest more than 5% of assets in direct investments, but may invest up to 10% of its assets in such investments.


EMERGING MARKETS SECURITIES


DEFINITION        Securities of companies which are primarily in developing
                  countries. (See "Foreign Securities," below, for basic information on foreign investing risks.)

RISK Investments in emerging markets securities are exposed to a number of risks that may make these investments volatile in price, or difficult to trade. The recent extraordinary returns in emerging markets securities may not recur. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that only concentrate in a few industries, securities issues that are held by a few investors, limited trading capacity in local exchanges, and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

                                                   INVESTMENT POLICIES AND RISKS


FOREIGN CURRENCY TRANSACTIONS

DEFINITION        The money issued by foreign governments; the contracts
                  involved in buying and selling foreign money in order to buy and sell foreign securities denominated in that money.

RISK Foreign currencies shift in value against U.S. currency. These relative price swings can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself. The Fund enters into various hedging contracts to buy and sell foreign currency, including futures contracts (see "Derivatives," above). The Fund may buy currency as an investment. Successful hedging or investing in currency requires successful predicting of currency prices, which is not always possible.


FOREIGN SECURITIES

DEFINITION        Securities issued by foreign companies, traded in foreign
                  currencies, or issued by companies with most of their business interests in foreign countries.

RISK Foreign investing involves greater risks than investing in U.S. securities. These risks include: exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of expropriation, confiscatory taxation, or political, economic or social instability. Foreign accounting can be different--and less revealing-- than American accounting practice. Foreign regulation of stock exchanges may be inadequate or irregular.

                  Some of these risks may be reduced when the Fund invests indirectly in foreign issues via American Depositary Receipts
                  (ADRs), European Depositary Receipts (EDRs), American Depositary Shares (ADSs), Global Depositary Shares (GDSs), and securities of foreign investment funds or trusts, including passive foreign investment companies. These vehicles are traded on larger, recognized exchanges and in stronger, more recognized currencies.


2. CONCENTRATION AND DIVERSIFICATION RULES: The Fund is not allowed to buy more than 10% of any class of securities of any single issuer. That includes outstanding voting securities.

3. OTHER INVESTMENT COMPANIES: The Fund will not invest more than 10% of its assets in securities of other investment companies.

                  Russia: The Fund invests only in those Russian companies whose registrars have contracted to allow the Funds' Russian sub-custodian to inspect share registers and to obtain extracts of share registers through regular audits. These procedures may reduce the risk of loss, but there can be no assurance that they will be effective.


INDEXED COMMERCIAL PAPER

DEFINITION        The Fund, for hedging purposes only, invests in commercial paper with the principal amount indexed to the difference, up or down, in value between two foreign currencies. The Fund segregates asset accounts with an equivalent amount of cash, U.S. government securities, or other highly liquid securities equal in value to this commercial paper.

RISK Principal may be lost, but the potential for gains in principal and interest may help the Fund cushion against the potential decline of the U.S. dollar value of foreign-denominated investments. At the same time, this commercial paper provides an attractive money market rate of return.


LOANS OF PORTFOLIO SECURITIES

DEFINITION        The Fund may lend its securities, up to one-third of the value of its portfolio, to broker/dealers. Broker/dealers must collateralize (secure) these borrowings in full with cash, U.S. Government securities, or high-quality letters of credit.

RISK If a broker/dealer breaches its agreement either to pay for the loan, to pay for the securities, or to return the securities, the Fund may lose money.

                                                   INVESTMENT POLICIES AND RISKS


LOW RATED DEBT SECURITIES; JUNK BONDS

DEFINITION        Debt securities, foreign and domestic, rated "below investment grade" by ratings services.

RISK These securities are also called "junk bonds." In the market, they can behave somewhat like stocks, with prices that can swing widely in response to the health of their issuers and to changes in interest rates. By definition, they involve more risk of default than do higher-rated issues.


PARTLY PAID SECURITIES

DEFINITION        Securities paid for on an installment basis. A partly paid security trades net of outstanding installment payments. The buyer "takes over payments."

RISK The buyer's rights are typically restricted until the security is fully paid. If the value of a partly paid security declines before the Fund finishes paying for it, the Fund will still owe the payments, but may find it hard to sell.

PRECIOUS METALS

DEFINITION        Gold and silver in the form of bullion and coins, which have no numismatic (collectible) value. There is a well-established world market for precious metals.

RISK Precious metals prices can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from selling precious metals or any other physical commodity. That law may require a Fund, for example, to hold precious metals when it would rather sell, or to sell other securities when it would rather hold them. Both may cause investment losses or lost opportunities for profit. The Fund also incurs storage costs for gold bullion and coins.


REAL ESTATE SECURITIES

DEFINITION        The Fund may invest up to 50% of assets in real estate
                  investment trusts (REITs) and other real estate industry companies or companies with substantial real estate investments.

RISK All general risks of real estate investing apply to REITs (for example, illiquidity and volatile prices), plus special risks of REITs in particular. See "Real Estate Securities" in the Statement of Additional Information ("SAI").

                                                   INVESTMENT POLICIES AND RISKS


REPURCHASE AGREEMENTS

DEFINITION        In a repurchase agreement, the Fund acquires a security for a short time while agreeing to sell it back at a designated price and time. The agreement creates a fixed rate of return not subject to market fluctuations. The Fund enters into these agreements generally with member banks of the Federal Reserve
                  System or certain non-bank dealers; these counterparties collateralize the transaction.

RISK There is a risk that the collateral may be difficult to liquidate and that a counterparty may default on a "repo," but it is generally small.


SHORT SALES

DEFINITION        In a short sale, the Fund borrows an equity security from a broker, then sells it. If the value of the security goes down, the Fund can buy it back and return it to the broker, making a profit.

RISK If the value of the security goes up, the Fund will have to buy it back at a loss to make good the borrowing. The Fund is required to "cover" its short sales with collateral by depositing liquid high-quality securities in an account. (See the SAI for a complete definition of this account's liability.) This account cannot exceed 50% of the Fund's net assets.


WHEN-ISSUED DEBT SECURITIES

DEFINITION        Debt securities issued at a fixed price and interest rate, but delivered and paid for some time later.

RISK Principal and interest of a when-issued security may vary during the waiting period so that its value, if and when the Fund takes possession of it, may be different than when and if the Fund committed to buy it. The Fund maintains reserves of cash or high quality securities to offset purchases of when-issued securities.

III. HOW THE FUND IS MANAGED


FUND MANAGEMENT, INCLUDING A DESCRIPTION OF THE ADVISER, THE PORTFOLIO MANAGERS, THE CUSTODIAN, AND THE TRANSFER AGENT. HOW THE FUND SELLS SHARES TO INSURANCE COMPANY SEPARATE ACCOUNTS. FUND EXPENSES AND TAX TREATMENT OF THE FUND.

1. MANAGEMENT OF THE FUND

DISTRIBUTOR

Van Eck Securities Corporation, 99 Park Avenue, New York, NY 10016 (the "Distributor"), a wholly-owned subsidiary of Van Eck Associates Corporation, has entered into a Distribution Agreement with the Trust. The Distributor receives a service and distribution fee from the Service Series of the Fund. In addition, the Distributor may, from time to time, pay additional cash compensation or other promotional incentives to authorized dealers or agents that sell shares of the Fund. In some instances, such cash compensation or other incentives may be offered only to certain dealers or agents who employ registered representatives who have sold or may sell significant amounts of shares of the Fund and/or the other Van Eck Worldwide Insurance Funds managed by the Adviser during a specified period of time.

INVESTMENT ADVISER

Van Eck Associates Corporation, 99 Park Avenue, New York, N Y 10016 (the "Adviser") serves as investment adviser to the Fund. Van Eck has been an investment adviser since 1955 and also acts as adviser or sub-adviser to other mutual funds registered with the SEC as well as managing and advising other accounts and pension plans.

John C. van Eck, Chairman and President of the Trust, and members of his immediate family, own 100% of the voting stock of the Adviser. As of June 30, 2003, total aggregate assets under the management of the Adviser were approximately $1.3 billion.

THE ADVISER, THE FUND, AND INSURANCE COMPANY SEPARATE ACCOUNTS


The Fund offers two classes of Shares: Class S and Initial Class. Shares of the Initial Class are not offered in this Prospectus and may not be available to certain insurance contracts. Both Classes are identical except the Service Class pays the Distributor a distribution and servicing fee. The Fund sells shares of each class to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for those accounts. The Fund does not foresee any disadvantages to shareholders from offering the Fund to various companies. However, the Board of Trustees will monitor any potential conflicts of interest. If conflicts arise, the Board may require an insurance company to withdraw its investments in the Fund, and place them in another. This might force the Fund to sell securities at a disadvantageous price. The Board of Trustees may refuse to sell, or suspend or terminate sales of, shares of the Fund to any separate account. It may also suspend or terminate the offering of shares of the Fund if required to do so by law or regulatory authority, or if such an action is in the best interests of Fund shareholders. The Adviser and its affiliates act as investment manager of several hedge funds and other investment companies and/or accounts (the "Other Clients"), which trade in the same securities as the Fund. These Other Clients may have investment objectives and/or investment strategies similar to or completely opposite of those of the Fund. From time to time such Other Clients may enter contemporaneous trades with those of the Fund, which implement strategies that are similar to or directly opposite those of the Fund. The Adviser will maintain procedures reasonably designed to ensure that the Fund is not unduly disadvantaged by such trades, yet still permitting the Other Clients to pursue their own investment objectives and strategies.


FEES PAID TO THE ADVISER AND DISTRIBUTOR

The Fund paid the Adviser a monthly fee at the annual rate of 1.00%. This includes the fee paid to the Adviser for accounting and administrative services.

                                                         SHAREHOLDER INFORMATION


PLAN OF DISTRIBUTION (12b-1)


The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act (the "Plan"). Pursuant to the Plan, Class S shares pay the Distributor a distribution and servicing fee of .25% on an annual basis. The Distributor may use the fee to pay insurance companies, broker dealers and other financial institutions which sold shares or service shareholder accounts. The Distributor may retain all or a portion of the fees to pay expenses such as printing and mailing prospectuses and sales material. Because these fees are paid out of the Class S's assets on an on-going basis, over time these fees will increase the cost of your investment and reduce investment returns.


For a complete description of the Plan of Distribution, please see "Plan of Distribution" in the SAI.


PORTFOLIO MANAGERS


WORLDWIDE HARD ASSETS FUND is managed by a team of advisers, analysts and strategists.

DEREK S. VAN ECK is Director of Global Investments and President of the Adviser. Mr. van Eck serves as Trustee and officer of the Trust and a trustee, officer and/or portfolio manager of other mutual funds advised or sub-advised by the Adviser. He has 17 years of experience in investing.

SAMUEL R. HALPERT is an analyst for the Worldwide Hard Assets Fund. He joined Van Eck in 2000 and has eight years of investment experience.

JOSEPH FOSTER is portfolio strategist for the Worldwide Hard Assets Fund. Mr. Foster is also part of the team responsible for managing other mutual funds advised by the Adviser. He has over 20 years of experience in the investment/gold-mining industry.


THE TRUST

Van Eck Worldwide Insurance Trust (the Trust) is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. The Trust started operations on September 7, 1989. On April 12, 1995, Van Eck Investment Trust changed its name to Van Eck Worldwide Insurance Trust.

THE CUSTODIAN
State Street Bank &Trust Company
225 Franklin Street
Boston, Massachusetts 02110

THE TRANSFER AGENT
Forum Financial Group LLC
Two Portland Square
Portland, Maine 04101

INDEPENDENT AUDITORS
Ernst & Young LLP
Five Times Square
New York, New York 10036


COUNSEL
Goodwin Procter LLP
One Exchange Place
Boston, Massachusetts 02109

2. FUND EXPENSES

The Fund bears all expenses of its own operations, other than those incurred by the Adviser or its affiliate under its Advisory Agreement with the Trust. Each class bears its own expenses. The Adviser may, from time to time, waive the management fee and/or agree to pay some or all expenses of the Fund. This has the effect of increasing the yield and total return of the Fund.


3. TAXES

The Fund qualifies, and intends to continue to qualify, as a "regulated investment company" under the Internal Revenue Code (the Code). As such, the Fund will not pay federal income tax to the extent that it distributes its income and capital gains.

The Code requires funds used by insurance company variable annuity and life insurance contracts to be adequately diversified, because annuities and life insurance enjoy special tax privileges. The Fund intends to invest so as to qualify for this provision.

Tax matters for insurance contract holders are described in the Contract prospectus.


4. HOW THE FUND SHARES ARE PRICED

The Fund buys or sells its shares at its net asset value, or NAV, per share next determined after receipt of a purchase or redemption plus applicable sales charge. The Fund calculates its NAV every day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE, which is normally 4:00 pm Eastern Time. You may enter a buy or sell order when the NYSE is closed for weekends or holidays. If that happens, your price will be the NAV calculated as of the close of the next regular trading session of the NYSE.

The Fund may invest in certain securities which are listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares.

The Fund values its assets using market quotations except that certain short-term debt securities are valued using amortized cost. If market quotations are not readily available or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.

For example, foreign securities in which the Fund invests are traded in markets that close before the time that the Fund calculates NAV. If the Fund determines that the closing market price of a security does not reflect its current value due to a significant event that occurs between the close of the foreign market and the time that the Fund calculates NAV, the Fund may adjust the previous closing prices to reflect what the Adviser reasonably believes to be the fair value of the securities.


5. SHAREHOLDER INQUIRIES

For further information about the Fund, please call or write your insurance company, or call (800) 221-2220 (in New York, (212) 687-5200), or write to the Funds at the address on the cover page.

IV. FINANCIAL HIGHLIGHTS


VAN ECK WORLDWIDE HARD ASSETS FUND


FINANCIAL HIGHLIGHTS (INITIAL CLASS)
For a share outstanding throughout each period

                                                                             PERIOD ENDED DECEMBER 31,
                                         PERIOD ENDED
                                         JUNE 30, 2003      2002           2001          2000            1999        1998

NET ASSET VALUE,
       BEGINNING OF YEAR                                  $ 10.69        $ 12.07        $ 10.96        $  9.20     $ 15.72
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

Net Investment Income                                        0.08           0.14           0.16           0.15        0.21
Net Realized and Unrealized Gain (Loss)
       on Investments, Swaps and
       Foreign Currency Transactions                        (0.38)         (1.39)          1.07           1.75       (4.43)

----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                            (0.30)         (1.25)          1.23           1.90       (4.22)
----------------------------------------------------------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from Net
       Investment Income                                    (0.09)         (0.13)         (0.12)         (0.14)      (0.09)
Distributions from Realized
       Capital Gains                                           --             --             --             --       (2.21)

----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (0.09)         (0.13)         (0.12)         (0.14)      (2.30)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
       END OF YEAR                                        $ 10.30        $ 10.69        $ 12.07        $ 10.96     $  9.20

----------------------------------------------------------------------------------------------------------------------------
Total Return (a)                                            (2.85)%       (10.45)%        11.41%         21.00%     (30.93)%
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Year (000)                             $97,978        $77,549        $98,728        $98,911     $85,813
Ratio of Gross Expenses
       to Average Net Assets                                 1.23%          1.18%          1.16%          1.26%       1.20%
Ratio of Net Expenses
       to Average Net Assets                                 1.20%(b)       1.15%(b)       1.14%(b)       1.26%       1.16%
Ratio of Net Investment Income
       to Average Net Assets                                 0.68%          1.13%          1.41%          1.39%       1.64%
Portfolio Turnover Rate                                     62.76%         85.73%        110.46%        199.43%     153.25%


(a) Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the year, reinvestment of dividends and distributions at net asset value on the dividend payment date and a redemption on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares or fees and charges imposed by participating insurance companies.

(b)  Excluding interest expense.

                        VAN ECK WORLDWIDE INSURANCE TRUST
                       WORLDWIDE HARD ASSETS FUND, CLASS S
                       99 PARK AVENUE, NEW YORK, NY 10016
                                 (212) 687-5200

     Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company currently consisting of six separate series: Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund, Worldwide Real Estate Fund, Worldwide Ultra Short-term Income Fund and Worldwide Absolute Return Fund (the "Funds"). Worldwide Hard Assets Fund offers two classes of shares: Class S shares and Initial Class shares. Shares of the Funds are offered only to separate accounts of various insurance companies to fund the benefits of variable life insurance and variable annuity policies ("Contracts"). Each Fund has specific investment objectives. Only the Class S shares of Worldwide Hard Assets Fund are offered by this Statement of Additional Information.


                                TABLE OF CONTENTS


General Information ........................................................   1
Investment Objectives and Policies .........................................   2
Risk Factors ...............................................................   4
   Asset-Backed Securities .................................................   4
   Borrowing ...............................................................   4
   Collateralized Mortgage Obligations .....................................   5
   Foreign Securities ......................................................   5
   Emerging Markets Securities .............................................   6
   Foreign Currency Transactions ...........................................   7
   Futures and Options Transactions ........................................   8
   Repurchase Agreements ...................................................   9
   Mortgage-Backed Securities ..............................................   9
   Real Estate Securities ..................................................  10
   Commercial Paper ........................................................  10
   Debt Securities .........................................................  11
   Derivatives .............................................................  11
   Currency Swaps ..........................................................  12
   Short Sales .............................................................  12
   Direct Investments ......................................................  12
   Loans on Portfolio Securities ...........................................  13
   Precious Metals .........................................................  13
Investment Restrictions ....................................................  13
Investment Advisory Services ...............................................  15
Approval of Advisory Agreements ............................................  16
The Distributor ............................................................  17
Portfolio Transactions and Brokerage .......................................  17
Potential Conflicts of Interest ............................................  18
Trustees and Officers ......................................................  19
Compensation Table .........................................................  22
Principal Shareholders .....................................................  22
Purchase of Shares .........................................................  22
Valuation of Shares ........................................................  22
Taxes ......................................................................  23
Redemptions in Kind ........................................................  23
Performance ................................................................  23
Description of the Trust ...................................................  25
Additional Information .....................................................  26
Financial Statements .......................................................  26
Appendix ...................................................................  27

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Trust's current Prospectus, dated October 1, 2003 for the Class S shares of Worldwide Hard Assets Fund (the "Prospectus"), which is available at no charge upon written or telephone request to the Trust at the address or telephone number set forth at the top of this page.


           Shareholders are advised to read and retain this Statement of Additional Information for future reference


                       STATEMENT OF ADDITIONAL INFORMATION
                                October 1, 2003

                               GENERAL INFORMATION

     Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987 as Van Eck Variable Insurance Products Trust. The Board of Trustees has authority to create additional series or funds, each of which may issue a separate class of shares. There are currently six series of the Trust: Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund, Worldwide Real Estate Fund, Worldwide Ultra Short-term Income Fund and Worldwide Absolute Return Fund (the "Funds"). Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Ultra Short-term Income Fund are classified as diversified funds and Worldwide Bond Fund, Worldwide Absolute Return Fund and Worldwide Real Estate Fund are classified as non-diversified funds under the Investment Company Act of 1940, as amended (the "1940 Act").


    Worldwide Hard Assets Fund offers two classes of shares: Shares of the Fund offered since inception of the Fund are referred to as the "Initial Class"; Class S shares have been offered since October 1, 2003. Only the Class S shares of Worldwide Hard Assets Fund are offered by this Statement of Additional Information.

                       INVESTMENT OBJECTIVES AND POLICIES



WORLDWIDE HARD ASSETS FUND

     The Worldwide  Hard Assets Fund seeks  long-term  capital  appreciation  by
investing   primarily  in  "hard  asset  securities."   Income  is  a  secondary
consideration.

     The Fund will, under normal market conditions, invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in "Hard Asset Securities." Hard Assets Securities include equity securities of "Hard
Asset Companies" and securities, including structured notes, whose value is linked to the price of a commodity or a commodity index. If the Fund intends to change the 80% policy, the Fund will provide shareholders with at least 60 days' prior notice of such change. Any notice of a change will be made in accordance with Rule 35d-1(c) under the Act. The term "Hard Asset Companies" includes companies that are directly or indirectly (whether through supplier relationships, servicing agreements or otherwise) engaged to a significant extent in the exploration, development, production or distribution of one or more of the following: (i) precious metals, (ii) ferrous and non-ferrous metals,
(iii) gas, petroleum, petrochemicals or other hydrocarbons, (iv) forest products, (v) real estate and (vi) other basic commodities which, historically, have been produced and marketed profitably during periods of significant inflation. Under normal market conditions, the Fund will invest at least 5% of its assets in each of the first five sectors listed above. The Fund has a fundamental policy of concentrating in such industries and up to 50% of the Fund's assets may be invested in any one of the above sectors. Therefore, it may be subject to greater risks and market fluctuations than other investment companies with more diversified portfolios. Some of these risks include: volatility of energy and basic materials prices; possible instability of the supply of various Hard Assets; the risks generally associated with extraction of natural resources; actions and changes in government which could affect the production and marketing of Hard Assets; and greater price fluctuations that may be experienced by Hard Asset Securities than the underlying Hard Asset. Precious metal and natural resource securities are at times volatile and there may be sharp fluctuations in prices even during periods of rising prices. Since the market action of Hard Asset Securities may move against or independently of the market trend of industrial shares, the addition of such securities to an overall portfolio may increase the return and reduce the price fluctuations of such a portfolio. There can be no assurance that an increased rate of return or a reduction in price fluctuations of a portfolio will be achieved. Hard Asset Securities are affected by many factors, including movement in the stock market. Inflation may cause a decline in the market, including Hard Asset Securities. An investment in the Fund's shares should be considered part of an overall investment program rather than a complete investment program. This is not a fundamental policy of the Fund and the percentage of the Fund's total assets may be changed upon notice to shareholders and a majority vote of the Board of Trustees.

     The Fund may invest in equity securities. Equity securities include common and preferred stocks; equity and equity index swap agreements; direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign persons in such markets that restrict the ownership of certain classes of equity to nationals or residents of the country; convertible preferred stocks and convertible debt instruments. The Fund may also invest in fixed-income securities which include obligations issued or guaranteed by a government or any political subdivisions, agencies, instrumentalities, or by a supranational organization such as the World Bank or European Economic Community (or other organizations which are chartered to promote economic development and are supported by various governments and government entities), adjustable-rate preferred stock, interest rate swaps, corporate bonds, debentures, notes, commercial paper, certificates of deposit, time deposits, repurchase agreements, and debt obligations which may have a call on a common stock or commodity by means of a conversion privilege or attached warrants. The Fund may invest in debt instruments of the U.S. Government and its agencies having varied maturities.

     High grade debt securities are those that are rated A or better by S&P or Moody's, Fitch-1 by Fitch or Duff-1 by Duff and Phelps ("D&P") or if unrated, of comparable quality in the judgment of the Adviser, subject to the supervision of the Board of Trustees. The assets of the Fund invested in short-term instruments will consist primarily of securities rated in the highest category (for example, commercial paper rated "Prime-1" or "A-1" by Moody's and S&P, respectively) or if unrated, in instruments that are determined to be of comparable quality in the judgment of the Adviser, subject to the supervision of the Board of Trustees, or are insured by foreign or U.S. governments, their agencies or instrumentalities as to payment of principal and interest.

     The Fund may purchase securities, including structured notes, whose value is linked to the price of a commodity or a commodity index. When the Fund purchases a structured note (a non-publicly traded indexed security entered into directly between two parties) it will make a payment of principal to the counterparty. The Fund will purchase structured notes only from counterparties rated A or better by S&P, Moody's or another nationally recognized statistical rating organization. The Adviser will monitor the liquidity of structured notes under the supervision of the Board of Trustees and structured notes determined to be illiquid will be aggregated with other illiquid securities and limited to 15% of the net assets of the Fund. Indexed securities may be more volatile than the underlying instrument itself, and present many of the same risks as investing in futures and options. Indexed securities are also subject to credit risks associated with the issuer of the security with respect to both principal and interest. The Fund may purchase and sell financial futures and commodity futures contracts and may also write, purchase or sell put or call options on securities, foreign currencies, commodities and commodity indices. The Fund may invest in asset-backed securities such as collateralized mortgage obligations and other mortgage and non-mortgage asset-backed securities. The Fund may also lend its portfolio securities and borrow money for investment purposes (i.e. leverage its portfolio).

     The Fund may also invest in "when-issued" securities and "partly paid" securities. The Appendix to this Statement of Additional Information contains an explanation of the rating categories of Moody's and S&P relating to the fixed-income securities and preferred stocks in which the Funds may invest, including a description of the risks associated with each category. Although the Fund will not invest in real estate directly, it may invest up to 50% of its assets in equity securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments. REITs are pooled investment vehicles whose assets generally consist primarily of interest in real estate and real estate loans. REITs and other real estate investments of the Fund are subject to certain risks. The Fund may therefore be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general.

     The Fund may invest up to 10% of its assets in asset-backed securities such as collateralized mortgage obligations and other mortgage and non-mortgage asset-backed securities. Asset-backed securities backed by Hard Assets and whose value is expected to be linked to underlying Hard Assets are excluded from the 10% limitation.

                                  RISK FACTORS

ASSET-BACKED SECURITIES


     The Fund may invest in asset-backed securities. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.



BORROWING


     The Fund may borrow up to 30% of the value of its net assets to increase their holding of portfolio securities. Under the Act, the Fund is required to maintain continuous asset coverage of 300% with respect to these borrowings and to sell (within three days) sufficient portfolio holdings to restore this asset coverage if it should decline to less than 300% even if the sale would be disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs which may or may not exceed the investment return received from the securities purchased with borrowed funds. It is anticipated that any borrowings would be pursuant to a negotiated loan agreement with a commercial bank or other institutional lender.

COLLATERALIZED MORTGAGE OBLIGATIONS


     The Fund may invest in collateralized mortgage obligations ("CMOs"). CMOs are fixed-income securities which are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies and mortgage bankers. In effect, CMOs "pass through" the monthly payments made by individual borrowers on their mortgage loans. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. In addition, prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. As a result, reinvestment of prepayments may be at a lower rate than that on the original CMO. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees. The Fund may buy CMOs without insurance or guarantees if, in the opinion of the Adviser, the pooler is creditworthy or if rated A or better by S&P or Moody's. S&P and Moody's assign the same rating classifications to CMOs as they do to bonds. In the event that any CMOs are determined to be investment companies, the Fund will be subject to certain limitations under the Act.



FOREIGN SECURITIES


     Investors should recognize that investing in foreign securities involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since the Fund may hold securities and funds in foreign currencies, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange ("NYSE"), and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund endeavors to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, political, economic or social instability, which could affect investments in those countries. Foreign securities such as those purchased by the Fund may be subject to foreign government taxes, higher custodian fees, higher brokerage commissions and dividend collection fees which could reduce the yield on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for United States federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

    The Fund may invest in South Africa issuers. Political and social conditions in South Africa and its neighboring countries, as well as changes in United States or South Africa laws or regulations, may pose certain risks to the Fund's investments, and, under certain conditions, on the liquidity of the Fund's portfolios and its ability to meet shareholder redemption requests.

    In addition to investing directly in the securities of United States and foreign issuers, the Fund may also invest in American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs), American Depositary Shares (ADSs), Global Depositary Shares (GDSs) and securities of foreign investment funds or trusts (including passive foreign investment companies).

    Investments may be made from time to time by the Fund in companies in developing countries as well as in developed countries. The Fund may have a substantial portion of its assets in developing countries. Although there is no universally accepted definition, a developing country is generally considered by the Adviser to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain developing countries do not have comprehensive systems of law. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Investments in these countries typically involve greater potential for gain or loss than investments in securities of issuers in developed markets.

     The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the portfolio. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy regarding illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

     Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Funds' investments in those countries and the availability to the Funds of additional investments in those countries.

     Economies of developing countries may differ favorably or unfavorably from the United States economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

     Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.


EMERGING MARKETS SECURITIES


     Investments of the Fund may be made from time to time in companies in developing countries as well as in developed countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries is subject to highly volatile returns, involves exposure to potentially unstable governments, the risk of nationalization of businesses, restrictions on foreign ownership, prohibitions on repatriation of assets and a system of laws that may offer less protection of property rights.

Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.


FOREIGN CURRENCY TRANSACTIONS


     Under normal circumstances, consideration of the prospects for currency exchange rates will be incorporated into the long-term investment decisions made for the Fund, with regard to overall diversification strategies. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will use forward contracts, along with futures contracts and put and call options, to "lock in" the U.S. dollar price of a security bought or sold and as part of its overall hedging strategy. The Fund will conduct its foreign currency exchange transactions, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through purchasing put and call options on, or entering into futures contracts or forward contracts to purchase or sell foreign currencies. See "Futures and Options Transactions."


     A forward foreign currency contract, like a futures contract, involves an obligation to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Unlike foreign currency futures contracts which are standardized exchange-traded contracts, forward currency contracts are usually traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.


     The Adviser will not commit the Fund to deliver under forward contracts an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets or obligations denominated in that currency. The Fund's custodian will place the securities being hedged, cash or U.S. Government securities or liquid debt or equity securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency contracts to ensure that the Fund is not leveraged beyond applicable limits. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or they may retain the security and terminate its contractual obligation to deliver the foreign currency prior to maturity by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. There can be no assurance, however, that the Fund will be able to effect such a closing purchase transaction.

     It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

     Changes in currency exchange rates may affect the Fund's net asset value and performance. There can be no assurance that the Fund's investment adviser will be able to anticipate currency fluctuations in exchange rates accurately. The Fund may invest in a variety of derivatives and enter into hedging transactions to attempt to moderate the effect of currency fluctuations. The Fund may purchase and sell put and call options on, or enter into futures contracts or forward contracts to purchase or sell, foreign currencies. This may reduce a Fund's losses on a security when a foreign currency's value changes. Hedging against a change in the value of a foreign currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the other currency. Last, when the Fund uses options and futures in anticipation of the purchase of a portfolio security to hedge against adverse movements in the security's underlying currency, but the purchase of such security is subsequently deemed undesirable, the Fund may incur a gain or loss on the option or futures contract.

     The Fund will enter into forward contracts to duplicate a cash market transaction. The Fund may enter into currency swaps. See also "Foreign Currency Transactions" and "Futures and Options Transactions".

     In those situations where foreign currency options of futures contracts, or options on futures contracts may not be readily purchased (or where they may be deemed illiquid) in the primary currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option, or futures contract or forward contract on a secondary currency. The secondary currency will be selected based upon the investment adviser's belief that there exists a significant correlation between the exchange rate movements of the two currencies. However, there can be no assurances that the exchange rate or the primary and secondary currencies will move as anticipated or that the relationship between the hedged security and the hedging instrument will continue. If they do not move as anticipated or the relationship does not continue, a loss may result to the Fund on its investments in the hedging positions.

     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.



FUTURES AND OPTIONS TRANSACTIONS


     The Fund may buy and sell financial futures contracts which may include security and interest-rate futures, stock and bond index futures contracts and foreign currency futures contracts. The Fund may also buy and sell commodities futures contracts, which may include futures on natural resources and natural resource indices. A security or interest-rate futures contract is an agreement between two parties to buy or sell a specified security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specified amount of currency for a set price on a future date. A commodity futures contract is an agreement to take or make delivery of a specified amount of a commodity, such as gold, at a set price on a future date.

     The Fund will not commit more than 5% of its total assets to initial margin deposits on futures contracts and premiums on options on futures contracts, except that margin deposits for futures positions entered into for bona fide hedging purposes, as that term is defined in the Commodity Exchange Act, are excluded from the 5% limitation. As the value of the underlying asset fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin", to cover any additional obligations it may have under the contract. In addition, cash or high quality securities equal in value to the current value of the underlying securities less the margin requirement will be segregated, as may be required, with the Fund's custodian to ensure that the Fund's position is unleveraged. This segregated account will be marked-to-market daily to reflect changes in the value of the underlying futures contract.

     The Fund may invest in commodity futures contracts and in options on commodity futures contracts, which involves numerous risks such as leverage, high volatility illiquidity, governmental intervention designed to influence commodity prices and the possibility of delivery of the underlying commodities. If the Fund were required to take delivery of a commodity, it would be deemed illiquid and the Fund would bear the cost of storage and might incur substantial costs in its disposition. The Fund will not use commodity futures contracts for leveraging purposes in excess of applicable limitations. Certain exchanges do not permit trading in particular commodities at prices in excess of daily price fluctuation limits set by the exchange, and thus the Fund could be prevented from liquidating its position and thus be subject to losses. Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities. See "Risk Factors-Foreign Securities".

     The Fund may also invest in options on futures contracts. Compared to the purchase or sale of futures contracts, the purchase and sale of options on futures contracts involves less potential risk to the Fund because the maximum exposure is the amount of the premiums paid for the options.

     The Fund's use of financial futures contracts and options on such futures contracts, and commodity futures contracts and options on such futures contracts may reduce a Fund's expo-sure to fluctuations in the prices of portfolio securities and may prevent losses if the prices of such securities decline. Similarly, such investments may protect the Fund against fluctuation in the value of securities in which the Fund is about to invest. Because the financial markets in the developing countries are not as developed as those in the United States, these financial investments may not be available to the Fund and the Fund may be unable to hedge certain risks.

     The use of financial futures and/or commodity futures contracts and options on such futures contracts as hedging instruments involves several risks. First, there can be no assurance that the prices of the futures contracts or options and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated, the Fund may incur a loss on its investment, may not achieve the hedging protection anticipated and/or incur a loss greater than if it had entered into a cash market position. Second, investments in options, futures contracts and options on futures contracts may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in futures contracts and options can be closed out only on an exchange that provides a market for those instruments. There can be no assurances that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction costs on the sale of the underlying assets.

     It is the policy of the Funds to meet the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), to qualify as a regulated investment company to prevent double taxation of the Fund and its shareholders. One of these requirements is that at least 90% of the Fund's gross income be derived from dividends, interest, payment with respect to securities loans and gains from the sale or other disposition of stocks or other securities. Gains from commodity futures contracts do not currently qualify as income for purposes of the 90% test. The extent to which the Fund may engage in options and futures contracts transactions may be materially limited by this test.

     The Fund may write, purchase or sell covered call or put options. Any options transaction involves the writer of the option, upon receipt of a premium, giving the right to sell (call option) or buy (put option) an underlying asset at an agreed-upon exercise price. The holder of the option has the right to purchase (call option) or sell (put option) the underlying assets at the exercise price. If the option is not exercised or sold, it becomes worthless at its expiration date and the premium payment is lost to the option holder. As the writer of an option, the Fund keeps the premium whether or not the option is exercised. When a Fund sells a covered call option, which is a call option with respect to which the Fund owns the underlying asset, the Fund may lose the opportunity to realize appreciation in the market price of the underlying asset or may have to hold the underlying asset, which might otherwise have been sold to protect against depreciation. A covered put option written by the Fund exposes it during the term of the option to a decline in the price of the underlying asset. A put option sold by the Fund is covered when, among other things, cash or liquid equity or debt securities are placed in a segregated account to fulfill the obligations undertaken. Covering a put option sold does not reduce the risk of loss.

     The Fund may invest in options which are either listed on a domestic securities exchange or traded on a recognized foreign exchange. In addition, the Fund may purchase or sell over-the-counter options from dealers or banks to hedge securities or currencies as approved by the Board of Trustees. In general, exchange traded options are third party contracts with standardized prices and expiration dates. Over-the-counter options are two party contracts with price and terms negotiated by the buyer and seller, and are generally considered illiquid securities.



REPURCHASE AGREEMENTS


     The Fund will only enter into a repurchase agreement where (i) the underlying securities are of the type which the Fund's investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including accrued interest, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent.



MORTGAGE-BACKED SECURITIES


     The Fund may invest in mortgage-backed securities. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Stripped mortgage-backed securities are created when a U.S. governmental agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by change in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce the price of IOs and increase prices of POs. Rising interest rates can have the opposite effect. Changes in interest rates may also affect the liquidity of IOs and POs.


REAL ESTATE SECURITIES


     Although the Fund will not invest in real estate directly, the Fund may invest up to 50% of its assets in equity securities of REITs and other real estate industry companies or companies with substantial real estate investments. The Fund is therefore subject to certain risks associated with ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.


     REITs are pooled investment vehicles whose assets consist primarily of interest in real estate and real estate loans. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs own interest in property and realize income from the rents and gain or loss from the sale of real estate interests. Mortgage REITs invest in real estate mortgage loans and realize income from interest payments on the loans. Hybrid REITs invest in both equity and debt. Equity REITs may be operating or financing companies. An operating company provides operational and management expertise to and exercises control over, many if not most operational aspects of the property.

     REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code.

     Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs (especially mortgage REITs) are also subject to interest rate risk (i.e., as interest rates rise, the value of the REIT may decline).


COMMERCIAL PAPER


     The Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. The Fund will purchase such commercial paper for hedging purposes only, not for speculation. The staff of the Securities and Exchange Commission has been considering whether the purchase of this type of commercial paper would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Fund believes that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or U.S. Government securities or other liquid high quality securities having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

DEBT SECURITIES


     The Fund may invest in debt securities. The market value of debt securities generally varies in response to changes in interest rates, the financial condition of each issuer and the value of a Hard Asset if linked to the value of a Hard Asset. Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. High grade means a rating of A or better by Moody's or S&P's, or of comparable quality in the judgment of the Adviser if no rating has been given by either service. Many securities of foreign issuers are not rated by these services. Therefore, the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value. Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower-rated securities generally fluctuate more than those of high grade securities. Many securities of foreign issuers are not rated by these services. Therefore the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser.

     New issues of certain debt securities are often offered on a when-issued basis, that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Fund does not accrue any income on these securities prior to delivery. The Fund will maintain, in a segregated account with their Custodian, an amount of cash or high quality securities equal (on a daily marked-to-market-basis) to the amount of its commitment to purchase the when-issued securities.

     The Fund may also invest in low rated or unrated debt securities. Low rated debt securities present a significantly greater risk of default than do higher rated securities, in times of poor business or economic conditions, the Fund may lose interest and/or principal on such securities.



DERIVATIVES


     To protect against anticipated declines in the value of the Fund's investment holdings, the Fund may use options, forward and futures contracts, swaps and structured notes, and similar investments (commonly referred to as derivatives) as a defensive technique to protect the value of an asset the Fund's investment adviser deems it desirable to hold for tax or other considerations or for investment reasons. If the anticipated decline in the value of the asset occurs, it would be offset, in whole or part, by a gain on the futures contract, put option or swap. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold.

     The Fund may also use futures contracts and options, forward contracts and swaps as part of various investment techniques and strategies, such as creating non-speculative "synthetic" positions (covered by segregation of liquid assets) or implementing "cross-hedging" strategies. A "synthetic position" is the duplication of cash market transaction when deemed advantageous by the Fund's adviser for cost, liquidity or transactional efficiency reasons. A cash market transaction is the purchase or sale of a security or other asset for cash. "Cross-hedging" involves the use of one asset to hedge against the decline in the value of another asset. The use of such instruments as described herein involves several risks. First, there can be no assurance that the prices of such instruments and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated, the Fund may incur a loss on its investment, may not achieve the hedging protection it anticipated and/or may incur a loss greater than if it had entered into a cash market position. Second, investments in such instruments may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in such instruments can be closed out only on an exchange that provides a market for those instruments. There can be no assurance that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction costs on the sale of the underlying assets.

    When the Fund intends to acquire securities, gold bullion or coins, it may use call options or futures contracts as a means of fixing the price of the security (or gold) it intends to purchase at the exercise price (in the case of an option) or contract price (in the case of a futures contract). An increase in the acqui-sition cost would be offset, in whole or part, by a gain on the option or futures contract. Options and futures contracts requiring delivery of a security may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. If the Fund holds a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security, and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Using a futures contract would not offer such partial protection against market declines and the Fund would experience a loss as if it had owned the underlying security.



CURRENCY SWAPS


     The Fund may enter into currency swaps for hedging purposes. Currency swaps involve the exchange of rights to make or receive payments of the entire principal value in specified currency. Since currency swaps are individually negotiated, the Fund may expect to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Fund may also enter into other asset swaps. Asset swaps are similar to currency swaps in that the performance of one Hard Asset (e.g., gold) may be "swapped" for another (e.g., energy).

     The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio transactions. If the Fund's investment adviser is incorrect in its forecast of market values and currency exchange rates and/or Hard Assets values, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used. Swaps are generally considered illiquid and will be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.



SHORT SALES


     The Fund may make short sales of equity securities. The Funds will establish a segregated account with respect to its short sales and maintain in the account cash not available for investment or U.S. Government securities or other liquid, high-quality securities having a value equal to the difference between (i) the market value of the securities sold short and (ii) any cash, US Government securities or other liquid, high-quality securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated account will be marked to market daily, so that the amount in the segregated account plus the amount deposited with the broker as collateral equals the current market value of the securities sold short.



DIRECT INVESTMENTS


     The Fund may invest up to 10% of its total assets in direct investments. Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. In each case, the Funds will, at the time of making the investment, enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The Adviser anticipates that these agreements will, in appropriate circumstances, provide the Fund with the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the Fund's investment in the enterprise. Such a representative of the Fund will be expected to provide the Fund with the ability to monitor its investment and protect its rights in the investment and will not be appointed for the purpose of exercising management or control of the enterprise.

     Certain of the Fund's direct investments will include investments in smaller, less seasoned companies. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. The Fund does not anticipate making direct investments in start-up operations, although it is expected that in some cases, the Fund's direct investments will fund new operations for an enterprise which itself is engaged in similar operations, or is affiliated with an organization that is engaged in similar operations.

     Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Fund. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of the registration. In addition, in the event the Fund sells unlisted foreign securities, any capital gains realized on such transactions may be subject to higher rates of taxation than taxes payable on the sale of listed securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments. Direct investments can be difficult to price and will be valued at fair value as determined in good faith by the Board of Trustees. The pricing of direct investments may not be reflective of the price at which these assets could be liquidated.



LOANS ON PORTFOLIO SECURITIES


     The Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of their total assets. These loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within one business day. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. The Fund might experience a loss if the borrowing broker-dealer breaches its agreement with the Fund.



PRECIOUS METALS


     Precious metals trading is a speculative activity, and its markets at times volatile. There may be sharp fluctuations in prices, even during periods of rising prices. Prices of precious metals are affected by factors such as cyclical economic conditions, political events and monetary policies of various countries. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from gains resulting from the sale of precious metals or any other physical commodity. The Fund may be required, therefore, to hold precious metals or sell them at a loss, or to sell portfolio securities at a gain, when they would not otherwise do so for investment reasons. The Fund incurs additional costs in storing gold bullion and coins, which are generally higher than custodian costs for securities.


                             INVESTMENT RESTRICTIONS


     The following restrictions are fundamental policies which cannot be changed without the approval of the holders of a majority of the Fund's outstanding shares. Such majority is defined by the 1940 Act as the vote of the lesser of
(i) 67% or more of the outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or
(ii) more than 50% of a Fund's outstanding shares.


         The Fund may not:

     1. Purchase or sell real estate, although the Fund may purchase securities of companies which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.


     2. Purchase or sell commodities or commodity futures contracts (for the purpose of this restriction, forward foreign exchange contracts are not deemed to be a commodity or commodity contract) except that the Fund may, for hedging purposes only, buy and sell financial futures contracts which may include stock and bond index futures contracts and foreign currency futures contracts. The Fund may, for hedging purposes only, buy and sell commodity futures contracts on gold and other natural resources or on an index thereon. The Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts not used for hedging purposes (except that margin deposits for futures positions entered into for bona fide hedging purposes are excluded from the 5% limitation). In addition, the Fund may invest in gold bullion and coins.

     3. Make loans, except by (i) purchase of marketable bonds, debentures, commercial paper and similar marketable evidences of indebtedness (such as structured notes, indexed securities and swaps and (ii) repurchase agreements. The Fund may lend to broker-dealers portfolio securities with an aggregate market value up to one-third of its total assets.

     4. As to 75% of the total assets of the Fund, purchase securities of any issuer, if immediately thereafter (i) more than 5% of the Fund's total assets (taken at market value) would be invested in the securities of such issuer, or (ii) more than 10% of the outstanding securities of any class of such issuer would be held by the Fund (provided that these limitations do not apply to obligations of the United States Government, its agencies or instrumentalities).


     5. Underwrite any issue of securities (except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities).


     6. Borrow money, except that the Fund may borrow up to 30% of the value of its net assets to increase its holding of portfolio securities.

     7. Issue senior securities except insofar as the Fund may be deemed to have issued a senior security by reason of (i) borrowing money in accordance with restrictions described above; (ii) entering into forward foreign currency contracts; (iii) financial futures contracts purchased on margin; (iv) commodity futures contracts purchased on margin; and (v) foreign currency swaps.

     8. Invest more than 25 percent of the value of the Fund's total assets in the securities of issuers having their principal business activities in the same industry, except the Fund, and provided that this limitation does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.


     9.  Make investments for the purpose of exercising control or management.


     10. Invest in real estate limited partnerships or in oil, gas or other mineral leases.

     The following policies have been adopted by the Board of Trustees with respect to the Fund and may be changed without shareholder approval.


         The Fund may not:


     11. Invest in securities which are (i) subject to legal or contractual restrictions on resale ("restricted securities"), or in securities for which there is no readily available market quotation or engage in a repurchase agreement maturing in more than seven days with respect to any security, if as a result, more than 15% of the value of its total net assets in such securities, and; (ii) "illiquid" securities, including repurchase agreements maturing in more than 7 days and options traded over-the-counter if the result is that more than 15% of its total net assets would be invested in such securities.

    12. Invest more than 5 percent of the value of its total assets in securities of companies having together with their predecessors, a record of less than three years of continuous operation (this restriction does not apply to the Worldwide Emerging Markets Fund, and Worldwide Real Estate Fund).


    13. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except that the Fund may purchase or sell puts and calls on foreign currencies and on securities as described under "Futures and Options Transactions" herein and in the Prospectus and that the Fund may write, purchase or sell put and call options on financial futures contracts, which include bond and stock index futures contracts, put and call options on gold or other natural resources or an index thereon, and on commodity futures contracts on gold or other natural resources or an index thereon.


    14. Purchase participations or other interests (other than equity stock interests) in oil, gas or other mineral exploration or development programs.


    15. Invest more than 5% of its total assets in warrants, whether or not the warrants are listed on the New York or American Stock Exchanges or more than 2% of the value of the assets of a Fund in warrants which are not listed. Warrants acquired in units or attached to securities are not included in this restriction.


    16. Mortgage, pledge or otherwise encumber its assets except to secure borrowings effected within the limitations set forth in restriction
         (6).




    17. Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions, and may make initial or maintenance margin payments in connection with options and futures contracts and related options and borrowing effected within the limitations set forth in restriction (6).

    18. Participate on a joint or joint-and-several basis in any trading account in securities, although transactions for the Fund and any other account under common or affiliated management may be combined or allocated between the Fund and such account.

    19. Purchase or retain a security of any issuer if any of the officers, directors or Trustees of the Fund or its investment adviser beneficially owns more than one-half of 1% of the securities of such issuer, or if such persons taken together own more than 5% of the securities of such issuer.


     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

                          INVESTMENT ADVISORY SERVICES


     The investment adviser and manager of the Fund is Van Eck Associates Corporation, a Delaware corporation, pursuant to an Advisory Agreement with the Trust dated as of August 30, 1989. The Adviser furnishes an investment program for the Fund and determines, subject to the overall supervision and review of the Board of Trustees, what investments should be purchased, sold or held. The Adviser, which has been an investment adviser since 1955, also acts as investment adviser or sub-investment adviser to other mutual funds registered with the SEC under the Act, and manages or advises managers of portfolios of pension plans and others.

     The  Adviser  or  its  affiliates  provide  the  Fund  with  office  space, facilities and simple business equipment and provide the services of consultants, executive and clerical personnel for administering the affairs of the Fund. Except as provided for in the Advisory Agreements, the Adviser or its affiliates compensate all executive and clerical personnel and Trustees of the Trust if such persons are employees or affiliates of the Adviser or its affiliates. The advisory fee is computed daily and paid monthly.

     The Advisory Agreement provides that they shall each continue in effect from year to year with respect to the Fund as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and
(ii) in either event a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if they are assigned within the meaning of the 1940 Act. The Advisory Agreement for the Fund was last reapproved by the Board of Trustees on April 23, 2003.

     The expenses borne by the Fund includes the charges and expenses of the transfer and dividend disbursing agent, custodian fees and expenses, legal, auditors' fees and expenses, brokerage commissions for portfolio transactions, taxes, (if any), the advisory and administrative fees, extraordinary expenses (as determined by the Trustees of the Trust), expenses of shareholder and Trustee meetings and of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of preparing and setting in type prospectuses and periodic reports and expenses of mailing them to current shareholders, legal and accounting expenses, expenses of registering and qualifying shares for sale (including compensation of the employees of the Adviser or its affiliate in relation to the time spent on such matters), fees of Trustees who are not "interested persons" of the Adviser, membership dues of the Investment Company Institute, fidelity bond and errors and omissions insurance premiums, cost of maintaining the books and records of the Fund, expenses relating to the Plan of Distribution (Rule 12b-1 Plan), and any other charges and fees not specifically enumerated as an obligation of the Distributor or Adviser.

     The management fee for the Fund is based on an annual rate of 1% of the first $500 million of average daily net assets, .90 of 1% on the next $250 million and .70 of 1% in excess of $750 million, which includes the fee paid to the Adviser for accounting and administrative services.

     For the years ended December 31, 2000, 2001 and 2002, the Adviser earned fees with respect to the Fund of $961,551, $893,754 and $1,049,706, respectively. There were no fee waivers or expense reimbursements with respect to the Fund for these years.

     Under the Advisory Agreements, the Adviser is responsible for determining the net asset value per share and maintaining the accounting records of the Fund. For these services, the agreements provide for reimbursement to the Adviser.


     Mr. John C. van Eck is Chairman of the Board of Directors of the Adviser as well as President and Trustee of the Trust.

                         APPROVAL OF ADVISORY AGREEMENT


     At a meeting of the Board of Trustees held on April 23, 2003, the Board considered a number of factors in deciding whether to approve the continuation of the Advisory Agreement. Factors considered by the Board included, but were not limited to, the performance of the Fund (including a comparison of the performance of the Fund to the performance of other mutual funds with comparable investment objectives and appropriate indices); the nature of the services provided by the Adviser to the Fund (including the experience of the investment personnel that provide services to the Fund); the allocation of resources of the Advisor to the Fund (including the compensation structure for investment personnel of the Adviser, the Adviser's organizational structure, the expense ratios of the Fund and comparable funds, and the personnel assigned to the
Fund); and the current advisory fees of the Fund and comparable funds. In the course of the Board's deliberations, the Trustees discussed the profitability of the Fund to the Adviser, the Adviser's approach to managing the Fund and the Adviser's current overall business strategy.

     After consideration of these and other factors, the Board of Trustees of the Trust, including the Trustees who are not "interested persons" of the Trust (within the meaning of the 1940 Act), approved the continuation of the Advisory Agreement.

                                 THE DISTRIBUTOR


     Shares of the Fund are offered on a continuous basis and are distributed through Van Eck Securities Corporation (the "Distributor"), 99 Park Avenue, New York, New York, a wholly-owned subsidiary of Van Eck Associates Corporation. The Trustees of the Trust have approved a Distribution Agreement appointing the Distributor as distributor of shares of the Fund. The Distribution Agreements for the Fund was last reapproved by action of the Trustees on April 23, 2003.

     The Distribution Agreement provides that the Distributor will pay all fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling shares of the Fund and preparing, printing and distributing advertising or promotional materials. The Fund will pay all fees and expenses in connection with registering and qualifying their shares under federal and state securities laws.

     The Fund Class S has adopted a Plan of Distribution pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Fees paid by the Class S shares under the Plan will be used for servicing and/or distribution expenses of the Distributor and to compensate of insurance companies, brokers and dealers and other financial institutions which sell Class S shares of the Fund or provide servicing. The Plan is a compensation-type plan with a carry-forward provision, which allows the Distributor to recoup distribution expenses in the event the Plan is terminated. Shares of the Initial Class are not subject to the expenses of the Plan.


     Pursuant to the Plan, the Distributor provides the Fund at least quarterly with a written report of the amounts expended under the Plan and the purpose for which such expenditures were made. The Trustees review such reports on a quarterly basis.

     The Plan was approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on the Plan on September 23, 2003.

     The Plan shall continue in effect, provided such continuance is approved annually by a vote of the Trustees in accordance with the 1940 Act. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the Fund, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan, or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) on written notice to any other party to the Plan. The Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act). So long as the Plan is in effect, the election and nomination of Trustees who are not "interested persons" of the Trust shall be committed to the discretion of the Trustees who are not "interested persons." The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Fund will preserve copies of the Plan and any agreement or report made pursuant to Rule 12b-1 under the 1940 Act, for a period of not less than six years from the date of the Plan or such agreement or report, the first two years in an easily accessible place. For additional information regarding the Plan, see the Prospectus.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Adviser is responsible for decisions to buy and sell securities and other investments for the Funds, and the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer. A dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation.


     In purchasing and selling the Fund's portfolio investments, it is the Adviser's policy to obtain quality execution at the most favorable prices through responsible broker-dealers. In selecting broker-dealers, the Adviser will consider various relevant factors, including, but not limited to, the size and type of the transaction, the nature and character of the markets for the security or asset to be purchased or sold, the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm, the broker-dealer's execution services rendered on a continuing basis, and the reasonableness of any commissions.

    The Adviser may cause the Fund to pay a broker-dealer who furnishes brokerage and/or research services, a commission that is in excess of the commission another broker-dealer would have received for executing the transaction, if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, which have been provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. Any such research and other information provided by brokers to the Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser under its Advisory Agreement with the Trust. The research services provided by broker-dealers can be useful to the Adviser in serving its other clients or clients of the Adviser's affiliates. In addition the Fund occasionally directs the Adviser to direct brokerage to certain brokers with which they have directed brokerage arrangements.

     The Trustees periodically review the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund. The Trustees also review the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

     Investment decisions for the Fund are made independently from those of the other investment accounts managed by the Adviser or affiliated companies. Occasions may arise, however, when the same investment decision is made for more than one client's account. It is the practice of the Adviser to allocate such purchases or sales insofar as feasible among its several clients or the clients of its affiliates in a manner it deems equitable. The principal factors which the Adviser considers in making such allocations are the relative investment objectives of the clients, the relative size of the portfolio holdings of the same or comparable securities, and the then-availability in the particular account of funds for investment. Portfolio securities held by one client of the Adviser may also be held by one or more of its other clients or by clients of its affiliates. When two or more of its clients or clients of its affiliates are engaged in the simultaneous sale or purchase of securities, transactions are allocated as to amount in accordance with formulae deemed to be equitable as to each client. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.


     While it is the policy of the Fund generally not to engage in trading for short-term gains, the Fund will effect portfolio transactions without regard to the holding period if, in the judgment of the Adviser, such transactions are advisable in light of a change in circumstances of a particular company, within a particular industry or country, or in general market, economic or political conditions. The portfolio turnover rates of the Fund may vary greatly from year to year.

     The Fund anticipates that its annual portfolio turnover rate will exceed 100%. For the years ended December 31, 2000, 2001 and 2002, the portfolio turnover rates* for the Fund were 110.46%, 85.73% and 62.76%, respectively.

     Due to the high rate of turnover, the Fund will pay a greater amount in brokerage commissions than a similar size fund with a lower turnover rate, though commissions are not generally charged in fixed-income transactions. In addition, since the Fund may have a high rate of portfolio turnover, the Fund may realize capital gains or losses. Capital gains will be distributed annually to the shareholders. Capital losses cannot be distributed to shareholders but may be used to offset capital gains at the Fund level. See "Taxes" in the Prospectus and the Statement of Additional Information.

    The Adviser does not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. For the fiscal year ended December 31, 2000, the Fund paid $486,160 in brokerage commissions. For the fiscal year ended December 31, 2001, the Fund paid $365,316 in brokerage commissions. For the fiscal year ended December 31, 2002, the Fund paid $307,209 in brokerage commissions.

    For the fiscal year ended December 31, 2001, the Fund paid $361,023 in commissions to broker-dealers providing research and other services, representing 99% of total commissions paid by the Fund. For the year ended December 31, 2002, the Fund paid $303,255 in commissions to broker-dealers, providing research and other services representing 99% of total commissions.



                         POTENTIAL CONFLICTS OF INTEREST

     The Adviser's affiliate, Van Eck Absolute Advisers, Inc., ("VEARA") serves as the general partner of Van Eck Hard Assets L.P., a U.S. investment limited partnership which has an investment strategy substantially similar to that of the Hard Assets Fund. VEARA also serves as the adviser of the following funds established in various offshore jurisdictions; Van Eck Global Opportunity Fund (Offshore) Ltd. and Van Eck Global Distressed Debt Fund, Ltd. Additionally, VEARA serves as the general partner of Van Eck Global Opportunity Fund L.P., Van Eck Hard Assets, L.P. and Van Eck Multi-Strategy Partners, L.P., each a Delaware private investment partnership (together the "Private Funds"). VEARA is a wholly-owned subsidiary of Van Eck Associates Corp. Founded in 1955, the Adviser, Van Eck Associates Corp. is an investment adviser registered with the Securities and Exchange Commission which provides investment advisory services to the Van Eck mutual funds and the Trust. Further, the Adviser (and its principals, affiliates or employees) may serve as investment adviser or Adviser to other client accounts and conduct investment activities for their own accounts. The above listed entities and such other entities or accounts (the "Other Clients") may have investment objectives or may implement investment strategies similar to those of the Fund. Additionally, the Private Funds may also

----------
* The portfolio turnover rate sometimes exceeds 100%. Extraordinary volatile conditions do require high levels of turnover in order to preserve capital. The high level of turnover reflected a switch to more defensive issues with the goal of preserving shareholder capital.

from time to time implement investment strategies which the Adviser decides are not advantageous to the Fund, and which may include transactions that are directly contrary to the positions taken by the Fund. These strategies may include, among others, short sales, long short tranding, and pairs trading, as well as swaps and derivatives trades.


                              TRUSTEES AND OFFICERS

     The Trustees and Officers of the Trust, their address, position with the Trust, age and principal occupations during the past five years are set forth below. The Board of Trustees is responsible for supervising the operation of the Funds. It establishes the Funds' major policies, reviews investments, and provides guidelines to the Advisor and others who provide services to the Funds.

     The present members of the Audit Committee are Richard C. Cowell, David J. Olderman, Ralph F. Peters and Richard D. Stamberger. This Committee met three times during the Funds' last fiscal year. The duties of this Committee include meeting which representatives of the Company's independent accountants to review fees, services, procedures, conclusions and recommendations of independent auditors and to discuss the Company's system of internal controls. Thereafter, the Committee reports to the Board of the Committee's findings and recommendations concerning internal accounting matters as well as its recommendation for retention or dismissal of the auditing firm.

     The present members of the Corporate Governance Committee of the Board of Trustees are Jeremy H. Biggs, Ralph F. Peters and Philip D. DeFeo. This Committee did not meet during the last fiscal year. The duties of this Committee include consideration of recommendations on nominations for Directors, review of the composition of the Board, and recommendations of meetings, compensation and other corporate matters.

     The present members of the Executive Committee are John C. van Eck and Ralph F. Peters. This Committee met once during the last fiscal year. The duties of this Committee are to exercise the general powers of the Board of Trustees between meetings of the Board.

TRUSTEE'S/OFFICER'S
NAME, ADDRESS(1), AGE,                                                NUMBER OF
POSITION(S) HELD WITH          PRINCIPAL                              PORTFOLIOS IN
FUND AND LENGTH OF             OCCUPATION(S)                          FUND COMPLEX
SERVICE AS A VAN ECK           DURING PAST                            OVERSEEN            OTHER DIRECTORSHIPS
TRUSTEE(2):                    FIVE YEARS:                            BY TRUSTEE          HELD:
---------------------          --------------                         --------------      -------------------

INTERESTED TRUSTEES:

John C. van Eck, CFA           Chairman, Van Eck Associates                12             Chairman of the Board and
(86)+*                         Corporation and former Director                            President of two other investment
Chairman and Trustee           of Van Eck Securities Corporation                          companies advised by the Adviser
since 1985

Jan F. van Eck                 Director, Van Eck Associates                12             Trustee of another investment
(39)+**                        Corporation; President and Director,                       company advised by the Adviser
Trustee since 2000             Van Eck Securities Corporation and
                               other affiliated companies;
                               President and Director, Van Eck
                               Capital, Inc.; President and
                               Director, Van Eck Absolute Return
                               Advisers Corporation

Derek S. van Eck               President of Worldwide Hard Assets          12             Trustee of another
(37)+**                        Fund series and the Worldwide Real                         investment company
Trustee since 1999             Estate Fund series of Van Eck                              advised by the Adviser
                               Worldwide Insurance Trust and the
                               Global Hard Assets Fund series of
                               Van Eck Funds; Executive Vice
                               President, Director, Global
                               Investments and President and
                               Director of Van Eck Associates
                               Corporation and Executive Vice
                               President and Director of Van Eck
                               Securities Corporation and other
                               affiliated companies.

TRUSTEE'S/OFFICER'S
NAME, ADDRESS(1), AGE,                                                NUMBER OF
POSITION(S) HELD WITH          PRINCIPAL                              PORTFOLIOS IN
FUND AND LENGTH OF             OCCUPATION(S)                          FUND COMPLEX
SERVICE AS A VAN ECK           DURING PAST                            OVERSEEN            OTHER DIRECTORSHIPS
TRUSTEE(2):                    FIVE YEARS:                            BY TRUSTEE          HELD:
---------------------          --------------                         --------------      -------------------

INDEPENDENT TRUSTEES:

Jeremy H. Biggs                Vice Chairman, Director                     12             Trustee of two investment companies
(67)++                         and Chief Investment Officer,                              advised by the Adviser; Chairman,
Trustee since 1990             Fiduciary Trust Company                                    Davis Funds Group; Treasurer and
                               International                                              Director, Royal Oak Foundation;
                                                                                          Director, Union Settlement
                                                                                          Association; First Vice President,
                                                                                          Trustee and Chairman, Finance
                                                                                          Committee, St. James School

Richard C. Cowell              Private investor                            12             Trustee of another investment
(75)P.                                                                                    company advised by the Adviser;
Trustee since 1985                                                                        Director, West Indies &
                                                                                          Caribbean Development Ltd.

Philip D. DeFeo                Chairman, Pacific Stock Exchange;           12             Trustee of another investment
(57)++                         former President and CEO, Van Eck                          company advised by the Adviser
Trustee since 1998             Associates Corp. and subsidiaries

David J. Olderman              Private investor                            12             Trustee of two other investment
(67)#                                                                                     companies advised by the Adviser;
Trustee since 1994                                                                        Trustee and Chairman, Fund Raising,
                                                                                          Randolph Macon Academy; Trustee,
                                                                                          Minnesota Public Radio (MPR);
                                                                                          Director, Laidig, Inc.; Director,
                                                                                          Greif Corp.

Ralph F. Peters                Private investor                            12             Trustee of another investment company
(74)*++                                                                                   advised by the Adviser; Director,
Trustee since 1987                                                                        Sun Life Insurance and Annuity
                                                                                          Company of New York; Director, U.S.
                                                                                          Life Income Fund, Inc.

Richard D. Stamberger          President and CEO, SmartBrief.com           12             Trustee of two other investment
(44)#                                                                                     companies advised by the Adviser;
Trustee since 1994                                                                        Partner and Co-founder, Quest
                                                                                          Partners, LLC; Executive Vice
                                                                                          President, Chief Operating Officer
                                                                                          and Director of NuCable Resources
                                                                                          Corporation; Director, India Capital
                                                                                          Appreciation Fund

TRUSTEE'S/OFFICER'S
NAME, ADDRESS(1), AGE,
POSITION(S) HELD WITH             PRINCIPAL
FUND AND LENGTH OF                OCCUPATION(S)
SERVICE AS A VAN ECK              DURING PAST                                           OTHER DIRECTORSHIPS
TRUSTEE(2):                       FIVE YEARS:                                           HELD:
---------------------             --------------                                        -------------------

OFFICERS:

Bruce J. Smith                    Senior Vice President and Chief                       Officer of two other
(48)                              Financial Officer, Van Eck Associates                 investment companies
Officer since 1985                Corporation, Van Eck Securities                       advised by the Adviser
                                  Corporation and other affiliated
                                  companies

Thomas H. Elwood                  Vice President, Secretary and General                 Officer of two other
(55)                              Counsel, Van Eck Associates Corporation,              investment companies
Officer since 1998                Van Eck Securities Corporation and                    advised by the Adviser
                                  other affiliated companies

Alex W. Bogaenko                  Director of Portfolio Administration,                 Officer of two
(40)                              Van Eck Associates Corporation and                    other investment companies
Officer since 1997                Van Eck Securities Corporation                        advised by the Adviser

Charles T. Cameron                Director of Trading, Van Eck                          Officer of another
(43)                              Associates Corporation; Co-Portfolio                  investment company
Officer since 1996                Manager, Worldwide Bond Fund Series                   advised by the Adviser

Susan C. Lashley                  Vice President, Mutual Fund Operations,               Officer of another
(48)                              Van Eck Securities Corporation and                    investment company
Officer since 1988                Van Eck Associates Corporation                        advised by the Adviser

----------
(1) The address for each Trustee/Officer is 99 Park Avenue, 8th Floor, New York, NY 10016.
(2) Each trustee serves for an indefinite term, until his resignation, death or removal. Officers are elected yearly by the Trustees.
+ An "interested person" as defined in the 1940 Act. John C. van Eck, Jan van Eck and Derek van Eck are interested trustees as they own shares and are on the Board of Directors of the investment adviser.
 * Member of Executive Committee--exercises general powers of Board of Trustees between meetings of the Board. ** Son of Mr. John C. van Eck.
 ++ Member of the Corporate Governance Committee.
 # Member of Audit Committee--reviews fees, services, procedures, conclusions and recommendations of independent auditors.


                                                            AGGREGATE DOLLAR
                                                             RANGE OF EQUITY
                                                            SECURITIES IN ALL
                                                          REGISTERED INVESTMENT
                                DOLLAR RANGE OF           COMPANIES OVERSEEN BY
                               EQUITY SECURITIES          DIRECTOR IN FAMILY OF
NAME OF DIRECTOR                  IN THE FUND             INVESTMENT COMPANIES
----------------               -----------------          ---------------------
John C. van Eck                      $0                       Over $100,000
Jan F. van Eck                        0                       Over $100,000
Derek S. van Eck                      0                       Over $100,000
Jeremy H. Biggs                       0                      $10,001-$50,000
Ralph F. Peters                       0                         $1-10,000
David J. Olderman                     0                           None
Richard D. Stamberger                 0                           None
Richard C. Cowell                     0                           None
Philip D. DeFeo                       0                           None

                                      2002
                               COMPENSATION TABLE

                              VAN ECK WORLDWIDE          VAN ECK WORLDWIDE
                               INSURANCE TRUST            INSURANCE TRUST          TOTAL FUND COMPLEX
                           (CURRENT TRUSTEES FEES)    (DEFERRED COMPENSATION)       COMPENSATION (a)
                           -----------------------    -----------------------      ------------------
John C. van Eck                     $0                          $0                       $0
Jeremy H. Biggs                     $0                          $14,904                  $33,500
Richard C. Cowell                   $21,324                     $0                       $38,500
Philip D. DeFeo                     $0                          $14,904                  $33,500
David J. Olderman                   $0                          $21,324                  $38,500
Ralph F. Peters                     $14,904                     $0                       $33,500
Richard D. Stamberger               $15,993                     $5,331                   $38,500
Derek S. van Eck                     N/A                         N/A                      N/A
Jan F. van Eck                       N/A                         N/A                      N/A

----------
(a) The term "fund complex" refers to the Funds of the Trust and the series of the Van Eck Funds, which are also managed by the Adviser. The Trustees are paid a fee for their services to the Trust. No other compensation, including pension or other retirement benefits, is paid to the Trustees by the fund complex.


                             PRINCIPAL SHAREHOLDERS


     As  of  June  30,  2003,  shareholders  of  record  of 5% or  more  of  the outstanding shares of the Fund were as follows: Approximately xx.xx% of the Initial Class of the Fund was owned by Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, OH 43216 to fund the benefits of the separate account's variable annuity contract owners. Approximately xx.xx% of the Initial Class was owned by Nationwide Provident Mutual Life and Annuity Company, 1050 Westlake Drive, Berwyn, PA 19312. Approximately xx.xx% of the Initial Class of the Fund was owned by New York Life Insurance and Annuity Corp., 300 Interpace Parkway, Parsippany, NJ 07054. Approximately xx.xx% of the Initial Class of the Fund was owned by Conseco Variable Insurance Company, 11815 N. Pennsylvania Street, Carmel, IN 46032. As of June 30, 2003, the Trustees and officers of the Trust, as a group, owned less than 1% of the shares of any Class of the Fund.


                               PURCHASE OF SHARES


     The Fund may invest in securities or futures contracts listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays (i.e., days on which the Fund is not open for business). Consequently, since the Fund will compute their net asset values only Monday through Friday, exclusive of national business holidays, the net asset values of shares of the Fund may be significantly affected on days when an investor has no access to the Fund. The sale of shares will be suspended during any period when the determination of net asset value is suspended, and may be suspended by the Board of Trustees whenever the Board judges it is a Fund's best interest to do so. Certificates for shares of the Fund will not be issued.


                               VALUATION OF SHARES


     The net asset value per share of each of the Fund is computed by dividing the value of all of a Fund's securities plus cash and other assets, less liabilities, by the number of shares outstanding. The net asset value per share is computed as of the close of the New York Stock Exchange, Monday through Friday, exclusive of national business holidays. The Fund will be closed on the following national business holidays: New Year's Day, Martin Luther King Jr.'s birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas (or the days on which these holidays are observed).

     Shares of the Fund are sold at the public offering price, which is determined once each day the Fund are open for business and is the net asset value per share.

     The net asset values need not be computed on a day in which no orders to purchase, sell or redeem shares of the Fund have been received.

     The value of a financial futures or commodity futures contract equals the unrealized gain or loss on the contract that is determined by marking it to the current settlement price for a like contract acquired on the day on which the commodity futures contract is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Securities or futures contracts for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price. If no sales are reported as in the case of most securities traded over-the-counter, securities are valued at the mean of their bid and asked prices at the close of trading on the NYSE. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market. Options are valued at the last sales price unless the last sales price does not fall within the bid and ask prices at the close of the market, at which time the mean of the bid and ask prices is used. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. Foreign securities or futures contracts quoted in foreign currencies are valued at appropriately translated foreign market closing prices or as the Board of Trustees may prescribe.


     Generally, trading in foreign securities and futures contracts, as well as corporate bonds, United States Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of the shares of the Fund may be computed as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between such times and the close of the NYSE which will not be reflected in the computation of the Fund's net asset values. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith by the Board of Trustees.


                                      TAXES


     The Fund qualifies, and intends to qualify, as a "regulated investment company" under Subchapter M of the Code. To so qualify, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income
(including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and
(b) satisfy certain diversification requirements.

     As a regulated investment company, the Fund will not be subject to federal income tax on its net investment income and capital gain net income (capital gains in excess of its capital losses) that it distributes to shareholders if at least 90% of its investment company taxable income for the taxable year is distributed. However, if for any taxable year the Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distribution to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings or profits.


                               REDEMPTIONS IN KIND

     The Trust has elected to have the ability to redeem its shares in kind, committing itself to pay in cash all requests for redemption by any shareholder of record limited in amount with respect to each shareholder of record during any ninety-day period in the lesser of (i) $250,000 or (ii) 1% of the net asset value of such company at the beginning of such period.

                                   PERFORMANCE


     The Fund may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as any of such Funds have been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


     P(1+T)/to the nth power/ = ERV

     Where:    P     =    a hypothetical initial payment of $1,000
               T     =    average annual total return
               n     =    number of years
               ERV   =    ending redeemable value of a hypothetical $1,000
                          payment made at the beginning of the 1, 5, or 10 year periods at the end of the year or period;

     The calculation assumes the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and assumes all dividends and distributions by the fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.


     Average annual total returns for the Fund for various periods ended December 31, 2002 are as follows:


                                            1 YEAR   5 YEARS   10 YEARS    LIFE
                                            ------   -------   --------    ----

Worldwide Hard Assets Fund (Initial Class)   -2.85%   -4.13%     5.06%     2.68%

     The Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                  YIELD = 2[(A-B/CD + 1)/to the sixth power/-1]

     Where:    A    =    dividends and interest earned during the period
               B    =    expenses accrued for the period (net of reimbursement)
               C    =    the average daily number of shares outstanding during
                         the period that was entitled to receive dividends
               D    =    the maximum offering price per share on the last day of
                         the period after adjustment for payment of dividends within 30 days thereafter


     The Fund may also advertise performance in terms of aggregate total return. Aggregate total return for a specified period of time is determined by ascertaining the percentage change in the net asset value of shares of the Fund initially acquired assuming reinvestment of dividends and distributions and without giving effect to the length of time of the investment according to the following formula:


                               [(B-A)/A](100)=ATR

     Where:   A     =    initial investment
              B     =    value at end of period
              ATR   =    aggregate total return


     The calculation assumes the maximum sales charge is deducted from the initial payment and assumes all distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

    Aggregate Total Return for various periods ended December 31, 2002 are as follows:

                                            1 YEAR    5 YEARS   10 YEARS   LIFE
                                            ------    -------   --------   ----

Worldwide Hard Assets Fund (Initial Class)  -2.85%   -19.00%    63.79%    42.35%

     Performance figures of the Fund are not useful for comparison purposes, because they do not reflect the charges and deductions at the separate account level.

                            DESCRIPTION OF THE TRUST

     Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. The Trust commenced operations on September 7, 1989. On April 12, 1995, Van Eck Investment Trust changed its name to Van Eck Worldwide Insurance Trust.


     The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of the Fund, $.001 par value. Currently, six series of the Trust are being offered, which shares constitute the interests in Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund Initial Class, Worldwide Real Estate Fund, Worldwide Absolute Return Fund and Worldwide Ultra Short-term Income Fund, described in a separate Statement of Additional Information. Worldwide Hard Assets offers two classes of shares. Only S Class shares of the Fund are offered herein.

     The Fund is classified as a diversified fund under the Act. A diversified fund is a fund which meets the following requirements: At least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purpose of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets, and to not more than 10% of the outstanding voting securities of such issuer. A series is a separate pool of assets of the Trust which is separately managed and which may have different investment objectives from those of another series. The Trustees have the authority, without the necessity of a shareholder vote, to create any number of new series.

     Each share of the Fund has equal dividend, redemption and liquidation rights and when issued is fully paid and non-assessable by the Trust. Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the Act. The Trust held an initial meeting of shareholders on April 1, 1991, at which shareholders elected the Board of Trustees, approved the Advisory Agreement and ratified the selection of the Trust's independent auditors. On April 9, 1997, shareholders of Gold and Natural Resources Fund approved changes in the Fund's investment objective, policies and restrictions which, together with changes approved by the Board of Trustees, resulted in the Worldwide Hard Assets Fund as described in the Prospectus. The Trustees are a self-perpetuating body unless and until fewer than 50% of the Trustees, then serving as Trustees, are Trustees who were elected by shareholders. At that time another meeting of shareholders will be called to elect additional Trustees. On any matter submitted to the shareholders, the holder of each Trust share is entitled to one vote per share (with proportionate voting for fractional shares). Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares, and holders of ten percent or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for purposes of voting on the removal of one or more trustees. Shareholders of all Funds are entitled to vote matters affecting all of the Funds (such as the election of Trustees and ratification of the selection of the Trust's independent auditors). On matters affecting an individual Fund, a separate vote of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter not affecting that Fund. In accordance with the Act, under certain circumstances, the Trust will assist shareholders in communicating with other shareholders in connection with calling a special meeting of shareholders. The insurance company separate accounts, as the sole shareholder of the Funds, have the right to vote Fund shares at any meeting of shareholders. However, the Contracts may provide that the separate accounts will vote Fund shares in accordance with instructions received from Contract holders.


     Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liability for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property of all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is remote.

                             ADDITIONAL INFORMATION

     CUSTODIAN.  State  Street  Bank and Trust  Company,  225  Franklin  Street,
Boston, Massachusetts 02110, serves as the custodian of the Trust's portfolio securities and cash. The Custodian is authorized, upon the approval of the Trust, to establish credits or debits in dollars or foreign currencies with, and to cause portfolio securities of a Fund to be held by its overseas branches or subsidiaries, and foreign banks and foreign securities depositories which qualify as eligible foreign custodians under the rules adopted by the Securities and Exchange Commission.

     TRANSFER AGENT. Forum Financial Group LLC, Two Portland Square, Portland, Maine 04101, serves as the Funds' transfer agent.

     INDEPENDENT AUDITORS. Ernst & Young LLP, Five Times Square, New York, New York 10036, serves as the Trust's independent auditors.

     COUNSEL. Goodwin, Procter LLP, Exchange Place, Boston, Massachusetts 02109, serves as counsel to the Trust.


FINANCIAL STATEMENTS


     The financial statements of Worldwide Hard Assets Fund for the fiscal year ended December 31, 2002 and the period ended June 30, 2003, are incorporated by reference from the Fund's Annual and Semi-Annual Reports to Shareholders, which are available at no charge upon written or telephone request to the Trust at the address or telephone number set forth on the first page of this Statement of Additional Information.

                                    APPENDIX

CORPORATE BOND RATINGS

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS:

Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be greater or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors given security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack the characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be elements of danger with respect to principal or interest.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


DESCRIPTION OF STANDARD & POOR'S CORPORATION CORPORATE BOND RATINGS:

AAA -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB--Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B--Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating is also used for debt subordinated to senior debt that is assigned an actual or implied BB rating.

CCC--Bonds rated CCC have a current identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.


PREFERRED STOCK RATINGS

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. PREFERRED STOCK RATINGS:

aaa--An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of convertible preferred stocks.

aa--An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a--An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa--An issue which is rated baa is considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present, but may be questionable over any great length of time.

ba--An issue which is rated ba is considered to have speculative elements, and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safe-guarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b--An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa--An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment.

ca--An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c--This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


DESCRIPTION OF STANDARD & POOR'S CORPORATION PREFERRED STOCK RATINGS:

AAA--This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA--A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A--An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions.

BBB--An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC--Preferred stocks rated BB, B and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


SHORT TERM DEBT RATINGS

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. SHORT-TERM DEBT RATINGS:

Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, higher rates of return of funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation and well-established access to range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3--Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                                     PART C

                                OTHER INFORMATION


ITEM 22. FINANCIAL STATEMENTS AND EXHIBITS

a)  Financial Statements included in Prospectus (Part A)

    Financial Highlights or Selected per Share Data and Ratios for the five years ended December 31, 2002;

    The audited financial statements of the Registrant are included in the Registrant's Annual Report to Shareholders for the fiscal year ended December 31, 2002 (Audited) filed with the Securities and Exchange Commission under Section 30(b)(1) and have been incorporated in Part B hereof by reference.


ITEM 23. Exhibits (An * denotes inclusion in this filing)

(a) Master Trust Agreement (incorporated by reference to Registration Statement No. 33-13019); Form of First Amendment to Declaration of Trust (incorporated by reference to Registration Statement No. 2- 97596). Second Amendment to Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 1). Third Amendment to Master Trust Agreement adding Worldwide Balanced Fund (incorporated by reference to Post-Effective Amendment No. 9). Fourth Amendment to Master Trust Agreement adding Asia Region Growth Fund, Asia Region Infrastructure Fund and Worldwide SmallCap Fund (incorporated by reference to Post-Effective Amendment No. 9). Fifth Amendment to the Master Trust Agreement adding Worldwide Hard Assets Fund (incorporated by reference to Post-Effective Amendment No. 10). Sixth Amendment to Master Trust Agreement renaming Van Eck Investment Trust as Van Eck Worldwide Insurance Trust and renaming Global Bond Fund as Worldwide Bond Fund (incorporated by reference to Post-Effective Amendment No. 12). Seventh Amendment to the Master Trust Agreement deleting Asia Region Growth Fund and Asia Region Infrastructure Fund as series of the Trust (incorporated by reference to Post-Effective Amendment No. 14). Eighth Amendment to the Master Trust Agreement adding Worldwide Emerging Markets Fund as a series of the Trust (incorporated by reference to Post-Effective Amendment No. 15).

(b) By-laws of Registrant (incorporated by reference to Pre-Effective Amendment No. 1).

(c) Form of certificate of shares of beneficial interest of Worldwide Bond Fund and Gold and Natural Resources Fund (incorporated by reference to Pre-Effective Amendment No. 1). Form of certificate of shares of beneficial interest of Worldwide Emerging Markets Fund (incorporated by reference to Post-Effective Amendment No. 15).

(d) (1) Form of Advisory Agreement (incorporated by reference to Post- Effective Amendment No. 15 ).

    (2) Form of Sub-Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 15).

(e) (1) Form of Distribution Agreement (incorporated by reference to Pre-Effective Amendment No. 1).

    (2) Form of Participation Agreement (incorporated by reference to Pre-Effective Amendment No. 2).

(f) Not Applicable.

(g) Global Custody Agreement incorporated by reference to Post- Effective Amendment No. 21).

(h) Forms of Procedural Agreement, Customer Agreement and Safekeeping Agreement with Merrill Lynch Futures Inc. and Morgan Stanley utilized by Worldwide Bond Fund and Gold and Natural Resources Fund (incorporated by reference to Pre-Effective Amendment No. 2). Forms of Procedural Agreement, Customer Agreement and Safekeeping Agreement with Merrill Lynch Futures Inc. and Morgan Stanley utilized by Worldwide Emerging Markets Fund (incorporated by reference to Post- Effective Amendment No. 15).


(i) Opinions of Goodwin Procter LLP, including consents (incorporated by reference to Pre-Effective Amendment No. 2 and Post-Effective Amendment Nos. 14 and 15).


(j)* Consent of Independent Accountants.

(k) Not Applicable.

(l) Subscription Agreement (incorporated by reference to Pre-Effective Amendment No. 2).

(m)* Rule 12b-1 Plan to be filed by amendment.

(n) Not Applicable.

(o)* Rule 18f-3 Plan to be filed by amendment.


(p) Code of Ethics (incorporated by reference to Post-Effective Amendment No.
    21)

(q) Powers of Attorney (incorporated by reference to Post-Effective Amendment No. 21).

(r) Computation of Performance Quotation. Incorporated by reference to Post-Effective Amendment No. 15.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not Applicable.


ITEM 25. INDEMNIFICATION

Reference is made to Article VI of the Master Trust Agreement of the Registrant, as amended, previously filed as Exhibit (1) to the Registration Statement.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification is against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to Form ADV of Van Eck Associates Corporation (File No. 801-21340), as currently on file with the Securities and Exchange Commission, and to the caption "Management" in the Registrant's Prospectus and to the captions "The Distributor", "Investment Advisory Services" and "Trustees and Officers" in the Registrant's Statement of Additional Information.


ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Van Eck Securities Corporation, principal underwriter for the Registrant, also distributes shares of Van Eck Funds and Van Eck Funds, Inc.

(b) The following table presents certain information with respect to each director and officer of Van Eck Securities Corporation:


Name and Principal        Position and Offices         Position and Office
Business Address          with Underwriter             with Registrant
-----------------------   --------------------------   -------------------------

John C. van Eck           Chairman and Director        Chairman and President
99 Park Avenue
New York, NY

Jan F. van Eck            Executive Vice President     Trustee
99 Park Avenue            and Director
New York, NY

Sigrid S. van Eck         Vice President               None
575 Park Avenue           and Assistant Treasurer
New York, NY              and Director


Derek S. van Eck          Director and Executive       Trustee
99 Park Avenue            Vice President
New York, NY


Bruce J. Smith            Vice President and Chief     Vice President and
99 Park Avenue            Financial Officer,           Treasurer
New York, NY              Treasurer, Controller

Thomas H. Elwood          Vice President, General      Vice President and
99 Park Avenue            Counsel and Secretary        Secretary
New York, NY

Susan C. Lashley          Managing Director,           Vice President
99 Park Avenue            Operations
New York, NY

Keith A. Fletcher         Senior Managing Director     None
99 Park Avenue
New York, NY


(c) Not Applicable


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The following table sets forth information as to the location of accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder.

Accounts, books and
documents listed by
reference to specific
subsection of 17 CFR
270 31a-1 to 31a-3        Person in Possession and Address
-----------------------   --------------------------------

31a-1(b)(1)               Van Eck Associates Corporation
                          99 Park Avenue
                          New York, NY 10016

31a-1(b)(2)(i)            Van Eck Associates Corporation
                          99 Park Avenue
                          New York, NY 10016

31a-1(b)(2)(ii)           Van Eck Associates Corporation
                          99 Park Avenue
                          New York, NY 10016

31a-1(b)(2)(iii)          Van Eck Associates Corporation
                          99 Park Avenue
                          New York, NY 10016

31a-1(b)(2)(iv)           DST Systems, Inc.
                          21 West Tenth Street
                          Kansas City, MO 64105

31a-1(b)(3)               Not Applicable

31a-1(b)(4)               Van Eck Associates Corporation
                          99 Park Avenue
                          New York, NY 10016

31a-1(b)(5)               Van Eck Associates Corporation
                          99 Park Avenue
                          New York, NY 10016


Accounts, books and
documents listed by
reference to specific
subsection of 17 CFR
270 31a-1 to 31a-3        Person in Possession and Address
----------------------    --------------------------------

31a-1(b)(6)               Van Eck Associates Corporation
                          99 Park Avenue
                          New York, NY 10016

31a-1(b)(7)               Van Eck Associates Corporation
                          99 Park Avenue
                          New York, NY 10016

31a-1(b)(8)               Van Eck Associates Corporation
                          99 Park Avenue
                          New York, NY 10016

31a-1(b)(9)               Van Eck Associates Corporation
                          99 Park Avenue
                          New York, NY 10016

31a-1(b)(10)              Van Eck Associates Corporation
                          99 Park Avenue
                          New York, NY 10016

31a-1(b)(11)              Van Eck Associates Corporation
                          99 Park Avenue
                          New York, NY 10016

Accounts, books and
documents listed by
reference to specific
subsection of 17 CFR
270 31a-1 to 31a-3        Person in Possession and Address
----------------------    --------------------------------

31a-1(b)(12)              Van Eck Associates Corporation
                          99 Park Avenue
                          New York, NY 10016

31a-1(c)                  Not Applicable

31a-1(d)                  Van Eck Associates Corporation
                          99 Park Avenue
                          New York, NY 10016

31a-1(e)                  Not Applicable

31a-1(f)                  Van Eck Associates Corporation
                          99 Park Avenue
                          New York, NY 10016

31a-2(a)(1)               Van Eck Associates Corporation
                          99 Park Avenue
                          New York, NY 10016

                          DST Systems, Inc.
                          21 West Tenth Street
                          Kansas City, MO 64105


Accounts, books and
documents listed by
reference to specific
subsection of 17 CFR
270 31a-1 to 31a-3        Person in Possession and Address
----------------------    --------------------------------

31a-2(b)                  Not Applicable

31a-2(c)                  Van Eck Securities Corporation
                          99 Park Avenue
                          New York, NY 10016

31a-2(d)                  Not Applicable

31a-2(e)                  Van Eck Associates Corporation
                          99 Park Avenue
                          New York, NY 10016

31a-3                     Not Applicable

All Other Records         Van Eck Worldwide Insurance Trust
pursuant to the Rule      99 Park Avenue
                          New York, NY 10016

ITEM 29. MANAGEMENT SERVICES

         None


ITEM 30. UNDERTAKINGS

    Registrant undertakes to furnish each person to whom a prospectus is delivered, with a copy of the Registrant's latest annual reports to shareholders upon request and without charge.


                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 25th day of July, 2003.



                        VAN ECK WORLDWIDE INSURANCE TRUST


                        By: /s/ John C. van Eck
                            --------------------------
                            John C. van Eck, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                        Title                         Date
----------                       -----                         ----

/s/ John C. van Eck              Chairman and President        July 25, 2003
---------------------------
John C. van Eck

/s/ Bruce J. Smith               Chief Financial Officer       July 25, 2003
---------------------------
Bruce J. Smith

/s/ Jeremy H. Biggs*             Trustee                       July 25, 2003
---------------------------
Jeremy H. Biggs

/s/ Richard C. Cowell*           Trustee                       July 25, 2003
---------------------------
Richard C. Cowell

/s/ Philip D. DeFeo*             Trustee                       July 25, 2003
---------------------------
Philip D. DeFeo

/s/ Ralph F. Peters*             Trustee                       July 25, 2003
---------------------------
Ralph F. Peters

/s/ David J. Olderman*           Trustee                       July 25, 2003
---------------------------
David J. Olderman

/s/ Richard D. Stamberger*       Trustee                       July 25, 2003
---------------------------
Richard D. Stamberger

/s/ Derek S. van Eck*            Trustee                       July 25, 2003
---------------------------
Derek S. van Eck

/s/ Jan F. van Eck*              Trustee                       July 25, 2003
---------------------------
Jan F. van Eck


*By: /s/ John C. van Eck
     ------------------------
     John C. van Eck, Attorney in fact



                                  EXHIBIT INDEX



Exhibit No.                      Item
-----------                      ----

Exhibit 11                       Consent of Independent Accountants